                              [NATIONWIDE(R) LOGO]

                                 Nationwide(R)
                                  VLI SEPARATE
                                   Account-3


                                 Annual Report
                                       to
                                Contract Owners
                               December 31, 2001



                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE(R) LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VLI Separate Account-3.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


/s/ Joseph J. Gasper
Joseph J. Gasper, President
February 20, 2002

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 36. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 32, provide further disclosures about the variable account and its underlying contract provisions.

                     NATIONWIDE VLI SEPARATE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2001

ASSETS:
  Investments at fair value:
     American Century VP - American Century VP Balanced (ACVPBal)
       52,543 shares (cost $387,533) ..........................................  $   346,257

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       13,417 shares (cost $176,974) ..........................................      100,625

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       6,876 shares (cost $52,056) ............................................       44,420

     American Century VP - American Century VP International (ACVPInt)
       9,690 shares (cost $95,068) ............................................       63,858

     American Century VP - American Century VP Value (ACVPValue)
       13,918 shares (cost $96,987) ...........................................      103,548

     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
       1,301 shares (cost $24,002) ............................................       12,649

     Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
       3,575 shares (cost $46,439) ............................................       29,818

     Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
       5,992 shares (cost $143,785) ...........................................       83,942

     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
       7,181 shares (cost $269,047) ...........................................      191,510

     Dreyfus Stock Index Fund (DryStkIx)
       18,874 shares (cost $645,206) ..........................................      554,131

     Dreyfus VIF - Appreciation Portfolio (DryAp)
       1,703 shares (cost $64,091) ............................................       59,563

     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
       1,392 shares (cost $31,711) ............................................       30,135

     Fidelity(R)VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
       16,128 shares (cost $386,145) ..........................................      366,920

     Fidelity(R)VIP - Growth Portfolio:Initial Class (FidVIPGr)
       30,469 shares (cost $1,468,031) ........................................    1,024,051

     Fidelity(R)VIP - High Income Portfolio:Initial Class (FidVIPHI)
       8,048 shares (cost $82,664) ............................................       51,586

     Fidelity(R)VIP - Overseas Portfolio:Initial Class (FidVIPOv)
       2,891 shares (cost $65,091) ............................................       40,131

     Fidelity(R)VIP II - Asset Manager Portfolio:Initial Class (FidVIPAM)
       5,498 shares (cost $89,868) ............................................       79,780


Fidelity(R)VIP II - Contrafund Portfolio:Initial Class (FidVIPCon)
  32,833 shares (cost $763,597) ..............................................     660,922

Fidelity(R)VIP III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOp)
  710 shares (cost $13,826) ..................................................      10,741

Nationwide(R)SAT - Capital Appreciation Fund Class I (NSATCapAp)
  331,580 shares (cost $5,627,517) ...........................................   3,498,170

Nationwide(R)SAT - Government Bond Fund Class I (NSATGvtBd)
  161,323 shares (cost $1,842,907) ...........................................   1,881,027

Nationwide(R)SAT - Money Market Fund Class I (NSATMyMkt)
  800,383 shares (cost $800,383) .............................................     800,383

Nationwide(R)SAT - Small Cap Value Fund Class I (NSATSmCapV)
  20,389 shares (cost $211,911) ..............................................     211,232

Nationwide(R)SAT - Small Company Fund Class I (NSATSmCo)
  11,576 shares (cost $254,676) ..............................................     215,779

Nationwide(R)SAT - Total Return Fund Class I (NSATTotRe)
  1,262,392 shares (cost $16,465,148) ........................................  12,485,060

Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
  114,785 shares (cost $1,609,531) ...........................................   1,108,825

Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  15,153 shares (cost $362,154) ..............................................     174,561

Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  2,243 shares (cost $33,756) ................................................      32,837

Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  253 shares (cost $3,264) ...................................................       3,414

Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  7,408 shares (cost $129,171) ...............................................     111,856

Oppenheimer Bond Fund/VA (OppBdFd)
  1,033 shares (cost $11,580) ................................................      11,577

Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  8,651 shares (cost $409,188) ...............................................     316,448

Oppenheimer Global Securities Fund/VA (OppGlSec)
  8,347 shares (cost $242,181) ...............................................     190,641

Oppenheimer Multiple Strategies Fund/VA (OppMult)
  2,147 shares (cost $34,559) ................................................      33,063

Strong Opportunity Fund II, Inc.(StOpp2)
  8,181 shares (cost $185,338) ...............................................     159,119

Strong VIF - Strong Discovery Fund II (StDisc2)
  3,296 shares (cost $37,172) ................................................      34,012

Strong VIF - Strong International Stock Fund II (StIntStk2)
  1,835 shares (cost $26,885) ................................................      13,649

UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
  585 shares (cost $4,175) ...................................................       4,061

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
    STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       5,306 shares (cost $61,960) ............................        64,095

     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       135 shares (cost $1,412) ...............................         1,273

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       4,063 shares (cost $51,374) ............................        33,076

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       275 shares (cost $3,090) ...............................         2,937
                                                                 ------------
          Total investments ...................................    25,241,682
  Accounts receivable .........................................           653
                                                                 ------------
          Total assets ........................................    25,242,335
ACCOUNTS PAYABLE ..............................................          --
                                                                 ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..............................  $ 25,242,335
                                                                 ============




See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                   TOTAL                           ACVPAdv
                                                  ---------------------------------------   -------------------------------
                                                     2001          2000          1999       2001     2000          1999
                                                  -----------   -----------   -----------   ----  -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   295,088       325,914       348,554   --         13,063        13,250
  Mortality and expense risk charges (note 3) ..     (212,731)     (272,607)     (276,154)  --         (2,188)       (3,661)
                                                  -----------   -----------   -----------   ----  -----------   -----------
   Net investment income .......................       82,357        53,307        72,400   --         10,875         9,589
                                                  -----------   -----------   -----------   ----  -----------   -----------
  Proceeds from mutual funds shares sold .......    3,526,468     8,099,755     6,253,394   --        512,646       590,051
  Cost of mutual fund shares sold ..............   (3,759,242)   (5,370,039)   (4,008,289)  --       (517,986)     (447,042)
                                                  -----------   -----------   -----------   ----  -----------   -----------
   Realized gain (loss) on investments .........     (232,774)    2,729,716     2,245,105   --         (5,340)      143,009
  Change in unrealized gain (loss)
   on investments ..............................   (5,328,138)  (13,121,314)     (974,176)  --        (64,108)     (113,316)
                                                  -----------   -----------   -----------   ----  -----------   -----------
   Net gain (loss) on investments ..............   (5,560,912)  (10,391,598)    1,270,929   --        (69,448)       29,693
                                                  -----------   -----------   -----------   ----  -----------   -----------
  Reinvested capital gains .....................    1,203,867     7,553,222     1,433,671   --         81,440        31,451
                                                  -----------   -----------   -----------   ----  -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(4,274,688)   (2,785,069)    2,777,000   --         22,867        70,733
                                                  ===========   ===========   ===========   ====  ===========   ===========

                                                                 ACVPBal
                                                  ---------------------------------------
                                                      2001          2000          1999
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       10,218           512           356
  Mortality and expense risk charges (note 3) ..       (2,844)       (1,481)         (151)
                                                  -----------   -----------   -----------
   Net investment income .......................        7,374          (969)          205
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......       35,087        56,577           693
  Cost of mutual fund shares sold ..............      (40,264)      (55,813)         (663)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........       (5,177)          764            30
  Change in unrealized gain (loss)
   on investments ..............................      (31,180)      (11,287)         (969)
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............      (36,357)      (10,523)         (939)
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................       12,130           323         2,455
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........      (16,853)      (11,169)        1,721
                                                  ===========   ===========   ===========

                                                                       ACVPCapAp                        ACVPIncGr
                                                           ------------------------------   ------------------------------
                                                             2001       2000       1999       2001       2000       1999
                                                           --------   --------   --------   --------   --------   --------
Investment activity:
  Reinvested dividends ..................................  $     --       --         --          415        149          3
  Mortality and expense risk charges (note 3) ...........      (980)    (1,571)      (466)      (375)      (317)      (116)
                                                           --------   --------   --------   --------   --------   --------
   Net investment income ................................      (980)    (1,571)      (466)        40       (168)      (113)
                                                           --------   --------   --------   --------   --------   --------

  Proceeds from mutual funds shares sold ................    59,360     53,995     13,758      7,814      2,585      4,066
  Cost of mutual fund shares sold .......................   (74,168)   (32,226)   (15,014)    (8,099)    (2,271)    (3,983)
                                                           --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments ..................   (14,808)    21,769     (1,256)      (285)       314         83
  Change in unrealized gain (loss)
   on investments .......................................   (81,381)   (23,077)    33,920     (4,472)    (6,078)     2,755
                                                           --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments .......................   (96,189)    (1,308)    32,664     (4,757)    (5,764)     2,838
                                                           --------   --------   --------   --------   --------   --------
  Reinvested capital gains ..............................    48,834      5,238       --         --         --         --
                                                           --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..................  $(48,335)     2,359     32,198     (4,717)    (5,932)     2,725
                                                           ========   ========   ========   ========   ========   ========

                                                                     ACVPInt
                                                           ------------------------------
                                                             2001       2000       1999
                                                           --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................        63         62       --
  Mortality and expense risk charges (note 3) ...........      (568)      (599)      (212)
                                                           --------   --------   --------
   Net investment income ................................      (505)      (537)      (212)
                                                           --------   --------   --------

  Proceeds from mutual funds shares sold ................    24,851     79,750     37,510
  Cost of mutual fund shares sold .......................   (33,472)   (81,272)   (24,655)
                                                           --------   --------   --------
   Realized gain (loss) on investments ..................    (8,621)    (1,522)    12,855
  Change in unrealized gain (loss)
   on investments .......................................   (24,023)   (15,405)     2,032
                                                           --------   --------   --------
   Net gain (loss) on investments .......................   (32,644)   (16,927)    14,887
                                                           --------   --------   --------
  Reinvested capital gains ..............................     6,925        923       --
                                                           --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..................   (26,224)   (16,541)    14,675
                                                           ========   ========   ========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                            ACVPValue                        CSWPGPV
                                                  ------------------------------   ------------------------------
                                                   2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    684         99         68       --         --         --
  Mortality and expense risk charges (note 3) ..      (639)       (67)       (58)      (106)      (101)        (9)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................        45         32         10       (106)      (101)        (9)
                                                  --------   --------   --------   --------   --------   --------
  Proceeds from mutual funds shares sold .......    53,693         65        167      1,054        324         26
  Cost of mutual fund shares sold ..............   (54,650)       (82)      (190)    (1,384)      (180)       (19)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........      (957)       (17)       (23)      (330)       144          7
  Change in unrealized gain (loss)
   on investments ..............................     6,437      1,322       (788)    (4,442)    (7,659)       652
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............     5,480      1,305       (811)    (4,772)    (7,515)       659
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................      --          253        642       --        2,128       --
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  5,525      1,590       (159)    (4,878)    (5,488)       650
                                                  ========   ========   ========   ========   ========   ========

                                                           CSWPIntEq
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      --          184        317
  Mortality and expense risk charges (note 3) ..      (250)      (343)      (193)
                                                  --------   --------   --------
   Net investment income .......................      (250)      (159)       124
                                                  --------   --------   --------

  Proceeds from mutual funds shares sold .......     3,032     13,193     10,078
  Cost of mutual fund shares sold ..............    (4,063)   (10,872)   (10,221)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........    (1,031)     2,321       (143)
  Change in unrealized gain (loss)
   on investments ..............................    (7,098)   (20,240)    12,211
                                                  --------   --------   --------
   Net gain (loss) on investments ..............    (8,129)   (17,919)    12,068
                                                  --------   --------   --------
  Reinvested capital gains .....................      --        4,418       --
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (8,379)   (13,660)    12,192
                                                  ========   ========   ========



                                                            CSWPSmCoGr                         DrySRGro
                                                  ------------------------------   ------------------------------
                                                    2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   --         --         --          144      2,509         22
  Mortality and expense risk charges (note 3) ..      (651)    (1,167)      (227)    (1,902)    (2,519)      (864)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................      (651)    (1,167)      (227)    (1,758)       (10)      (842)
                                                  --------   --------   --------   --------   --------   --------
  Proceeds from mutual funds shares sold .......    25,524     46,471     18,125     78,474     96,942      5,558
  Cost of mutual fund shares sold ..............   (45,890)   (33,067)   (16,383)   (98,093)   (64,562)    (2,701)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........   (20,366)    13,404      1,742    (19,619)    32,380      2,857
  Change in unrealized gain (loss)
   on investments ..............................     5,941    (84,285)    14,260    (48,762)   (72,993)    26,276
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............   (14,425)   (70,881)    16,002    (68,381)   (40,613)    29,133
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................      --       24,133      1,415       --         --        5,987
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(15,076)   (47,915)    17,190    (70,139)   (40,623)    34,278
                                                  ========   ========   ========   ========   ========   ========

                                                           DryStkIx
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     6,255      6,882      6,042
  Mortality and expense risk charges (note 3) ..    (4,615)    (5,865)    (4,374)
                                                  --------   --------   --------
   Net investment income .......................     1,640      1,017      1,668
                                                  --------   --------   --------

  Proceeds from mutual funds shares sold .......    86,385    197,426     85,000
  Cost of mutual fund shares sold ..............   (72,113)  (109,574)   (41,286)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........    14,272     87,852     43,714
  Change in unrealized gain (loss)
   on investments ..............................  (107,638)  (166,996)    53,685
                                                  --------   --------   --------
   Net gain (loss) on investments ..............   (93,366)   (79,144)    97,399
                                                  --------   --------   --------
  Reinvested capital gains .....................     2,921     10,383      5,305
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   (88,805)   (67,744)   104,372
                                                  ========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                               DryAp                         DryGrInc
                                                  ------------------------------   ------------------------------
                                                    2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    548        350      1,379        120         94         56
  Mortality and expense risk charges (note 3) ..      (447)      (761)    (1,823)      (167)      (123)       (72)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................       101       (411)      (444)       (47)       (29)       (16)
                                                  --------   --------   --------   --------   --------   --------
  Proceeds from mutual funds shares sold .......    11,443    203,020     16,697        811      1,146        368
  Cost of mutual fund shares sold ..............   (12,012)  (168,489)   (14,449)      (802)      (964)      (347)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........      (569)    34,531      2,248          9        182         21
  Change in unrealized gain (loss)
   on investments ..............................    (5,330)   (39,784)    19,555     (1,506)    (1,309)     1,050
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............    (5,899)    (5,253)    21,803     (1,497)    (1,127)     1,071
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................      --          594        922        298        561        342
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (5,798)    (5,070)    22,281     (1,246)      (595)     1,397
                                                  ========   ========   ========   ========   ========   ========

                                                            FidVIPEI
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     6,683      6,475      6,187
  Mortality and expense risk charges (note 3) ..    (3,059)    (3,024)    (3,266)
                                                  --------   --------   --------
   Net investment income .......................     3,624      3,451      2,921
                                                  --------   --------   --------
  Proceeds from mutual funds shares sold .......    47,305     55,979    150,584
  Cost of mutual fund shares sold ..............   (40,745)   (51,885)  (121,880)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........     6,560      4,094     28,704
  Change in unrealized gain (loss)
   on investments ..............................   (52,183)    (4,261)   (24,252)
                                                  --------   --------   --------
   Net gain (loss) on investments ..............   (45,623)      (167)     4,452
                                                  --------   --------   --------
  Reinvested capital gains .....................    18,777     24,393     13,676
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   (23,222)    27,677     21,049
                                                  ========   ========   ========



                                                             FidVIPGr                             FidVIPHI
                                                  ---------------------------------   ---------------------------------
                                                    2001        2000        1999        2001        2000        1999
                                                  ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   1,027       1,289       1,154       7,222       6,989       4,513
  Mortality and expense risk charges (note 3) ..     (9,284)    (12,520)     (6,665)       (455)       (656)       (504)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net investment income .......................     (8,257)    (11,231)     (5,511)      6,767       6,333       4,009
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......    321,559     323,890      79,468       3,919      34,888      13,267
  Cost of mutual fund shares sold ..............   (344,255)   (183,976)    (49,199)     (6,517)    (43,934)    (13,631)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Realized gain (loss) on investments .........    (22,696)    139,914      30,269      (2,598)     (9,046)       (364)
  Change in unrealized gain (loss)
   on investments ..............................   (341,066)   (473,214)    185,017     (11,721)    (17,028)      2,002
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net gain (loss) on investments ..............   (363,762)   (333,300)    215,286     (14,319)    (26,074)      1,638
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Reinvested capital gains .....................     96,517     128,304      72,571        --          --           169
                                                  ---------   ---------   ---------   ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(275,502)   (216,227)    282,346      (7,552)    (19,741)      5,816
                                                  =========   =========   =========   =========   =========   =========

                                                             FidVIPOv
                                                  ---------------------------------
                                                    2001        2000        1999
                                                  ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      2,135         630         343
  Mortality and expense risk charges (note 3) ..       (337)       (436)       (198)
                                                  ---------   ---------   ---------
   Net investment income .......................      1,798         194         145
                                                  ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......      1,004      74,028       2,802
  Cost of mutual fund shares sold ..............     (1,732)    (68,114)     (2,437)
                                                  ---------   ---------   ---------
   Realized gain (loss) on investments .........       (728)      5,914         365
  Change in unrealized gain (loss)
   on investments ..............................    (15,022)    (21,375)      9,665
                                                  ---------   ---------   ---------
   Net gain (loss) on investments ..............    (15,750)    (15,461)     10,030
                                                  ---------   ---------   ---------
  Reinvested capital gains .....................      3,374       3,964         554
                                                  ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (10,578)    (11,303)     10,729
                                                  =========   =========   =========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                            FidVIPAM                         FidVIPCon
                                                  ------------------------------   ------------------------------
                                                    2001       2000       1999       2001       2000       1999
                                                  --------   --------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  3,486      3,033      3,167      5,437      2,466      2,438
  Mortality and expense risk charges (note 3) ..      (655)      (739)      (810)    (5,345)    (6,183)    (4,614)
                                                  --------   --------   --------   --------   --------   --------
   Net investment income .......................     2,831      2,294      2,357         92     (3,717)    (2,176)
                                                  --------   --------   --------   --------   --------   --------

  Proceeds from mutual funds shares sold .......     4,418      8,323     20,048     81,477     63,084    143,774
  Cost of mutual fund shares sold ..............    (4,694)    (7,707)   (17,591)   (68,316)   (41,971)   (85,691)
                                                  --------   --------   --------   --------   --------   --------
   Realized gain (loss) on investments .........      (276)       616      2,457     13,161     21,113     58,083
  Change in unrealized gain (loss)
   on investments ..............................    (8,117)   (14,373)     1,040   (132,840)  (166,599)    52,374
                                                  --------   --------   --------   --------   --------   --------
   Net gain (loss) on investments ..............    (8,393)   (13,757)     3,497   (119,679)  (145,486)   110,457
                                                  --------   --------   --------   --------   --------   --------
  Reinvested capital gains .....................     1,307      7,145      4,012     19,190     89,503     17,876
                                                  --------   --------   --------   --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (4,255)    (4,318)     9,866   (100,397)   (59,700)   126,157
                                                  ========   ========   ========   ========   ========   ========


                                                           FidVIPGrOp
                                                  ------------------------------
                                                    2001       2000       1999
                                                  --------   --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        58        157         85
  Mortality and expense risk charges (note 3) ..      (106)      (143)       (84)
                                                  --------   --------   --------
   Net investment income .......................       (48)        14          1
                                                  --------   --------   --------

  Proceeds from mutual funds shares sold .......     5,907     14,278      6,658
  Cost of mutual fund shares sold ..............    (7,997)   (15,466)    (6,020)
                                                  --------   --------   --------
   Realized gain (loss) on investments .........    (2,090)    (1,188)       638
  Change in unrealized gain (loss)
   on investments ..............................      (562)    (3,051)      (381)
                                                  --------   --------   --------
   Net gain (loss) on investments ..............    (2,652)    (4,239)       257
                                                  --------   --------   --------
  Reinvested capital gains .....................      --          798        160
                                                  --------   --------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    (2,700)    (3,427)       418
                                                  ========   ========   ========


                                                                 NSATCapAp                                 NSATGvtBd
                                                  ---------------------------------------   ---------------------------------------
                                                      2001          2000          1999          2001          2000          1999
                                                  -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $      --          12,188        50,432        88,948        95,712        97,692
  Mortality and expense risk charges (note 3) ..      (30,433)      (53,897)      (63,989)      (14,286)      (12,933)      (14,494)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net investment income .......................      (30,433)      (41,709)      (13,557)       74,662        82,779        83,198
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......      342,459     1,088,471     1,262,611       222,956       355,882       520,204
  Cost of mutual fund shares sold ..............     (323,886)     (490,584)     (496,290)     (209,563)     (360,208)     (491,856)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Realized gain (loss) on investments .........       18,573       597,887       766,321        13,393        (4,326)       28,348
  Change in unrealized gain (loss)
   on investments ..............................   (1,406,548)   (3,576,680)     (967,555)       14,597        98,887      (174,887)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net gain (loss) on investments ..............   (1,387,975)   (2,978,793)     (201,234)       27,990        94,561      (146,539)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Reinvested capital gains .....................         --       1,119,933       507,155         2,533          --           3,291
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(1,418,408)   (1,900,569)      292,364       105,185       177,340       (60,050)
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                 NSATMyMkt
                                                  ---------------------------------------
                                                      2001          2000          1999
                                                  -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       26,479        33,454         8,900
  Mortality and expense risk charges (note 3) ..       (6,156)       (4,551)       (1,417)
                                                  -----------   -----------   -----------
   Net investment income .......................       20,323        28,903         7,483
                                                  -----------   -----------   -----------
  Proceeds from mutual funds shares sold .......      344,310       237,060       358,489
  Cost of mutual fund shares sold ..............     (344,310)     (237,060)     (358,489)
                                                  -----------   -----------   -----------
   Realized gain (loss) on investments .........         --            --            --
  Change in unrealized gain (loss)
   on investments ..............................         --            --            --
                                                  -----------   -----------   -----------
   Net gain (loss) on investments ..............         --            --            --
                                                  -----------   -----------   -----------
  Reinvested capital gains .....................         --            --            --
                                                  -----------   -----------   -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       20,323        28,903         7,483
                                                  ===========   ===========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              NSATSmCapV                               NSATSmCo
                                                  ------------------------------------   ------------------------------------
                                                     2001         2000         1999         2001         2000         1999
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $       60         --           --            227           50         --
  Mortality and expense risk charges (note 3) ..      (1,375)        (460)         (61)      (1,681)      (1,509)        (296)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Net investment income .......................      (1,315)        (460)         (61)      (1,454)      (1,459)        (296)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......      48,718       14,005       48,396       45,332       72,099       16,973
  Cost of mutual fund shares sold ..............     (52,418)     (13,424)     (48,769)     (51,677)     (52,829)     (14,638)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Realized gain (loss) on investments .........      (3,700)         581         (373)      (6,345)      19,270        2,335
  Change in unrealized gain (loss)
   on investments ..............................      11,723      (11,962)        (441)      (8,900)     (45,294)      12,177
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Net gain (loss) on investments ..............       8,023      (11,381)        (814)     (15,245)     (26,024)      14,512
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Reinvested capital gains .....................      15,642       14,955        4,831         --         38,742        2,834
                                                  ----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   22,350        3,114        3,956      (16,699)      11,259       17,050
                                                  ==========   ==========   ==========   ==========   ==========   ==========

                                                               NSATTotRe
                                                  ------------------------------------
                                                     2001         2000         1999
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     102,312      104,421      123,483
  Mortality and expense risk charges (note 3) ..    (106,963)    (134,551)    (151,759)
                                                  ----------   ----------   ----------
   Net investment income .......................      (4,651)     (30,130)     (28,276)
                                                  ----------   ----------   ----------
  Proceeds from mutual funds shares sold .......   1,229,220    3,448,740    2,355,848
  Cost of mutual fund shares sold ..............  (1,246,524)  (1,871,495)  (1,267,480)
                                                  ----------   ----------   ----------
   Realized gain (loss) on investments .........     (17,304)   1,577,245    1,088,368
  Change in unrealized gain (loss)
   on investments ..............................  (2,259,520)  (7,673,082)    (633,345)
                                                  ----------   ----------   ----------
   Net gain (loss) on investments ..............  (2,276,824)  (6,095,837)     455,023
                                                  ----------   ----------   ----------
  Reinvested capital gains .....................     363,368    5,650,701      694,887
                                                  ----------   ----------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  (1,918,107)    (475,266)   1,121,634
                                                  ==========   ==========   ==========

                                                             NBAMTBal                              NBAMTGro
                                                  ---------------------------------   ---------------------------------
                                                    2001        2000        1999        2001        2000        1999
                                                  ---------   ---------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  22,382      30,077      23,703        --          --          --
  Mortality and expense risk charges (note 3) ..     (9,403)    (13,745)    (11,255)     (1,546)     (2,380)       (512)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net investment income .......................     12,979      16,332      12,448      (1,546)     (2,380)       (512)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......    129,814     325,998     219,706      53,711      72,917      10,917
  Cost of mutual fund shares sold ..............   (203,884)   (269,189)   (197,111)   (114,138)    (49,656)    (10,815)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Realized gain (loss) on investments .........    (74,070)     56,809      22,595     (60,427)     23,261         102
  Change in unrealized gain (loss)
   on investments ..............................   (559,448)   (373,626)    356,062    (112,499)   (106,027)     30,035
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Net gain (loss) on investments ..............   (633,518)   (316,817)    378,657    (172,926)    (82,766)     30,137
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Reinvested capital gains .....................    422,854     238,178      35,116      96,494      19,527       3,161
                                                  ---------   ---------   ---------   ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(197,685)    (62,307)    426,221     (77,978)    (65,619)     32,786
                                                  =========   =========   =========   =========   =========   =========

                                                            NBAMTGuard
                                                  ----------------------------------
                                                    2001        2000        1999
                                                  ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         71          83        --
  Mortality and expense risk charges (note 3) ..       (200)        (99)         (8)
                                                  ---------   ---------   ---------
   Net investment income .......................       (129)        (16)         (8)
                                                  ---------   ---------   ---------
  Proceeds from mutual funds shares sold .......      1,359       4,016         564
  Cost of mutual fund shares sold ..............     (1,375)     (3,501)       (534)
                                                  ---------   ---------   ---------
   Realized gain (loss) on investments .........        (16)        515          30
  Change in unrealized gain (loss)
   on investments ..............................     (1,689)        676          66
                                                  ---------   ---------   ---------
   Net gain (loss) on investments ..............     (1,705)      1,191          96
                                                  ---------   ---------   ---------
  Reinvested capital gains .....................      1,012        --          --
                                                  ---------   ---------   ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (822)      1,175          88
                                                  =========   =========   =========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                          NBAMTLMat                   NBAMTPart
                                                  -------------------------   ----------------------------
                                                   2001     2000     1999      2001      2000       1999
                                                  -------   ------   ------   -------   -------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   221      291      225       415       895      1,540
  Mortality and expense risk charges (note 3) ..      (30)     (35)     (31)     (868)     (904)    (1,105)
                                                  -------   ------   ------   -------   -------   --------
   Net investment income .......................      191      256      194      (453)       (9)       435
                                                  -------   ------   ------   -------   -------   --------

  Proceeds from mutual funds shares sold .......    1,731    2,718    8,653    17,149    24,728    125,097
  Cost of mutual fund shares sold ..............   (1,699)  (2,889)  (8,734)  (22,857)  (26,821)  (122,708)
                                                  -------   ------   ------   -------   -------   --------
   Realized gain (loss) on investments .........       32     (171)     (81)   (5,708)   (2,093)     2,389
  Change in unrealized gain (loss)
   on investments ..............................       68      158     (110)   (1,526)  (17,606)     1,608
                                                  -------   ------   ------   -------   -------   --------
   Net gain (loss) on investments ..............      100      (13)    (191)   (7,234)  (19,699)     3,997
                                                  -------   ------   ------   -------   -------   --------
  Reinvested capital gains .....................     --       --       --       3,943    19,026      2,679
                                                  -------   ------   ------   -------   -------   --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   291      243        3    (3,744)     (682)     7,111
                                                  =======   ======   ======   =======   =======   ========

                                                        OppBdFd
                                                  ----------------------
                                                   2001    2000    1999
                                                  ------   ----   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     806    395      538
  Mortality and expense risk charges (note 3) ..     (90)   (44)     (80)
                                                  ------   ----   ------
   Net investment income .......................     716    351      458
                                                  ------   ----   ------

  Proceeds from mutual funds shares sold .......   3,856    535    8,599
  Cost of mutual fund shares sold ..............  (3,998)  (593)  (8,981)
                                                  ------   ----   ------
   Realized gain (loss) on investments .........    (142)   (58)    (382)
  Change in unrealized gain (loss)
   on investments ..............................     129      9     (454)
                                                  ------   ----   ------
   Net gain (loss) on investments ..............     (13)   (49)    (836)
                                                  ------   ----   ------
  Reinvested capital gains .....................    --     --         52
                                                  ------   ----   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........     703    302     (326)
                                                  ======   ====   ======


                                                            OppCapAp                       OppGlSec
                                                  ----------------------------   ----------------------------
                                                    2001      2000      1999      2001       2000      1999
                                                  --------   -------   -------   -------   --------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  1,937       213        45     1,429        591       715
  Mortality and expense risk charges (note 3) ..    (2,545)   (2,185)     (193)   (1,527)    (1,677)     (674)
                                                  --------   -------   -------   -------   --------   -------
   Net investment income .......................      (608)   (1,972)     (148)      (98)    (1,086)       41
                                                  --------   -------   -------   -------   --------   -------
  Proceeds from mutual funds shares sold .......    48,928    61,072     3,428    35,309    167,724    13,022
  Cost of mutual fund shares sold ..............   (60,927)  (47,748)   (2,902)  (54,658)  (115,874)   (9,369)
                                                  --------   -------   -------   -------   --------   -------
   Realized gain (loss) on investments .........   (11,999)   13,324       526   (19,349)    51,850     3,653
  Change in unrealized gain (loss)
   on investments ..............................   (65,020)  (40,213)   11,947   (35,236)   (73,958)   48,273
                                                  --------   -------   -------   -------   --------   -------
   Net gain (loss) on investments ..............   (77,019)  (26,889)   12,473   (54,585)   (22,108)   51,926
                                                  --------   -------   -------   -------   --------   -------
  Reinvested capital gains .....................    29,063    11,366       490    26,498     33,053     2,005
                                                  --------   -------   -------   -------   --------   -------
Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(48,564)  (17,495)   12,815   (28,185)     9,859    53,972
                                                  ========   =======   =======   =======   ========   =======

                                                          OppMult
                                                  --------------------------
                                                   2001      2000     1999
                                                  -------   -------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    1,258       521      317
  Mortality and expense risk charges (note 3) ..     (271)     (178)     (78)
                                                  -------   -------   ------
   Net investment income .......................      987       343      239
                                                  -------   -------   ------
  Proceeds from mutual funds shares sold .......   22,886    40,148      177
  Cost of mutual fund shares sold ..............  (22,200)  (41,117)    (151)
                                                  -------   -------   ------
   Realized gain (loss) on investments .........      686      (969)      26
  Change in unrealized gain (loss)
   on investments ..............................   (1,978)     (646)     307
                                                  -------   -------   ------
   Net gain (loss) on investments ..............   (1,292)   (1,615)     333
                                                  -------   -------   ------
  Reinvested capital gains .....................    1,680       757      458
                                                  -------   -------   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    1,375      (515)   1,030
                                                  =======   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              StOpp2                     StDisc2
                                                  ----------------------------   ------------------------
                                                    2001      2000      1999      2001     2000     1999
                                                  --------   -------   -------   ------   ------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    973      --        --        213     --       --
  Mortality and expense risk charges (note 3) ..    (1,285)   (1,373)   (1,191)    (265)    (252)    (174)
                                                  --------   -------   -------   ------   ------   ------
   Net investment income .......................      (312)   (1,373)   (1,191)     (52)    (252)    (174)
                                                  --------   -------   -------   ------   ------   ------
  Proceeds from mutual funds shares sold .......    69,250    26,892    72,761    5,451    3,161    5,036
  Cost of mutual fund shares sold ..............   (63,256)  (20,517)  (58,513)  (6,276)  (3,228)  (5,748)
                                                  --------   -------   -------   ------   ------   ------
   Realized gain (loss) on investments .........     5,994     6,375    14,248     (825)     (67)    (712)
  Change in unrealized gain (loss)
   on investments ..............................   (36,451)  (17,982)   14,865   (3,778)     479     (845)
                                                  --------   -------   -------   ------   ------   ------
   Net gain (loss) on investments ..............   (30,457)  (11,607)   29,113   (4,603)     412   (1,557)
                                                  --------   -------   -------   ------   ------   ------
  Reinvested capital gains .....................    23,812    22,271    15,628    5,513     --      3,517
                                                  --------   -------   -------   ------   ------   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $ (6,957)    9,291    43,550      858      160    1,786
                                                  ========   =======   =======   ======   ======   ======

                                                            StIntStk2
                                                  ---------------------------
                                                    2001      2000      1999
                                                  ------   --------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    --         --          29
  Mortality and expense risk charges (note 3) ..    (115)      (384)     (205)
                                                  ------   --------   -------
   Net investment income .......................    (115)      (384)     (176)
                                                  ------   --------   -------
  Proceeds from mutual funds shares sold .......   2,062    159,541     7,009
  Cost of mutual fund shares sold ..............  (4,650)  (125,442)   (8,522)
                                                  ------   --------   -------
   Realized gain (loss) on investments .........  (2,588)    34,099    (1,513)
  Change in unrealized gain (loss)
   on investments ..............................  (1,715)   (45,895)   37,384
                                                  ------   --------   -------
   Net gain (loss) on investments ..............  (4,303)   (11,796)   35,871
                                                  ------   --------   -------
  Reinvested capital gains .....................     536       --        --
                                                  ------   --------   -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  (3,882)   (12,180)   35,695
                                                  ======   ========   =======

                                                           UIFEmMkt                  UIFUSRE
                                                  -----------------------   --------------------------
                                                    2001      2000   1999     2001     2000      1999
                                                  -------   -------   ---   -------   ------   -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $   356        89    87     2,379    1,848     1,317
  Mortality and expense risk charges (note 3) ..      (13)      (60)   (3)     (605)    (163)     (136)
                                                  -------   -------   ---   -------   ------   -------
   Net investment income .......................      343        29    84     1,774    1,685     1,181
                                                  -------   -------   ---   -------   ------   -------
  Proceeds from mutual funds shares sold .......    1,036    63,366     5    41,835    2,119    12,172
  Cost of mutual fund shares sold ..............   (1,041)  (62,133)   (5)  (39,733)    (236)  (15,219)
                                                  -------   -------   ---   -------   ------   -------
   Realized gain (loss) on investments .........       (5)    1,233   --      2,102    1,883    (3,047)
  Change in unrealized gain (loss)
   on investments ..............................      (78)      (46)    9       788    1,347     1,207
                                                  -------   -------   ---   -------   ------   -------
   Net gain (loss) on investments ..............      (83)    1,187     9     2,890    3,230    (1,840)
  Reinvested capital gains .....................     --        --     --        646      212      --
                                                  -------   -------   ---   -------   ------   -------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $   260     1,216    93     5,310    5,127      (659)
                                                  =======   =======   ===   =======   ======   =======

                                                       VEWrldBd
                                                  -------------------
                                                  2001   2000   1999
                                                  ----   ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    76     80     68
  Mortality and expense risk charges (note 3) ..   (14)   (14)   (14)
                                                  ----   ----   ----
   Net investment income .......................    62     66     54
                                                  ----   ----   ----
  Proceeds from mutual funds shares sold .......   610    113     66
  Cost of mutual fund shares sold ..............  (646)  (124)   (67)
                                                  ----   ----   ----
   Realized gain (loss) on investments .........   (36)   (11)    (1)
  Change in unrealized gain (loss)
   on investments ..............................  (102)   (35)  (236)
                                                  ----   ----   ----
   Net gain (loss) on investments ..............  (138)   (46)  (237)
  Reinvested capital gains .....................  --     --       30
                                                  ----   ----   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   (76)    20   (153)
                                                  ====   ====   ====



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31, 2001, 2000 and 1999

                                                          VEWrldEMkt                   VEWrldHAs
                                                  --------------------------   -------------------------
                                                   2001      2000     1999     2001      2000     1999
                                                  -------   -------   ------   ------   -------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $  --        --       --         51        63       83
  Mortality and expense risk charges (note 3) ..     (240)     (315)     (68)     (35)      (95)     (44)
                                                  -------   -------   ------   ------   -------   ------
   Net investment income .......................     (240)     (315)     (68)      16       (32)      39
                                                  -------   -------   ------   ------   -------   ------
  Proceeds from mutual funds shares sold .......    3,839    28,289    1,781    1,530    61,551    3,182
  Cost of mutual fund shares sold ..............   (8,590)  (25,396)  (2,591)  (1,670)  (59,564)  (5,395)
                                                  -------   -------   ------   ------   -------   ------
   Realized gain (loss) on investments .........   (4,751)    2,893     (810)    (140)    1,987   (2,213)
  Change in unrealized gain (loss)
   on investments ..............................    4,488   (29,019)   9,694     (478)    1,001    3,275
                                                  -------   -------   ------   ------   -------   ------
   Net gain (loss) on investments ..............     (263)  (26,126)   8,884     (618)    2,988    1,062
                                                  -------   -------   ------   ------   -------   ------
  Reinvested capital gains .....................     --        --       --       --        --       --
                                                  -------   -------   ------   ------   -------   ------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $  (503)  (26,441)   8,816     (602)    2,956    1,101
                                                  =======   =======   ======   ======   =======   ======


See accompanying notes to financial statements.


                                       16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                              TOTAL                            ACVPAdv
                                             ----------------------------------------  --------------------------
                                                 2001          2000          1999      2001     2000       1999
                                             ------------   -----------   -----------  ----   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $     82,357        53,307        72,400   --      10,875      9,589
  Realized gain (loss) on investments .....      (232,774)    2,729,716     2,245,105   --      (5,340)   143,009
  Change in unrealized gain (loss)
     on investments .......................    (5,328,138)  (13,121,314)     (974,176)  --     (64,108)  (113,316)
  Reinvested capital gains ................     1,203,867     7,553,222     1,433,671   --      81,440     31,451
                                             ------------   -----------   -----------   ----  --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (4,274,688)   (2,785,069)    2,777,000   --      22,867     70,733
                                             ------------   -----------   -----------   ----  --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     3,062,285     3,315,966     3,913,784   --      31,723     54,404
  Transfers between funds .................          --            --            --     --    (490,930)   (25,227)
  Surrenders ..............................    (1,577,157)   (2,639,355)   (2,800,317)  --     (33,598)  (521,315)
  Death benefits (note 4) .................       (69,775)     (312,516)     (164,396)  --        --       (1,312)
  Policy loans (net of repayments) (note 5)       (15,295)     (829,702)     (613,794)  --      15,282    (23,507)
  Deductions for surrender charges
     (note 2d) ............................       (80,536)     (104,764)     (128,799)  --      (1,334)    (1,312)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (2,129,490)   (2,077,173)   (2,063,709)  --     (20,908)   (34,552)
                                             ------------   -----------   -----------   ----  --------   --------
       Net equity transactions ............      (809,968)   (2,647,544)   (1,857,231)  --    (499,765)  (552,821)
                                             ------------   -----------   -----------   ----  --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (5,084,656)   (5,432,613)      919,769   --    (476,898)  (482,088)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    30,326,991    35,759,604    34,839,835   --     476,898    958,986
                                             ------------   -----------   -----------   ----  --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 25,242,335    30,326,991    35,759,604   --        --      476,898
                                                            ===========   ===========   ====  ========   ========
CHANGES IN UNITS:
  Beginning units .........................     1,075,638     1,158,706     1,213,680   --      22,653     49,904
                                             ------------   -----------   -----------   ----  --------   --------
  Units purchased .........................       195,628       238,345       193,910   --       1,628      3,689
  Units redeemed ..........................      (208,577)     (321,413)     (248,884)  --     (24,281)   (30,940)
                                             ------------   -----------   -----------   ----  --------   --------
  Ending units ............................     1,062,689     1,075,638     1,158,706   --        --       22,653
                                             ============   ===========   ===========   ====  ========   ========

                                                        ACVPBal
                                             -----------------------------
                                               2001       2000      1999
                                             --------   --------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................     7,374       (969)      205
  Realized gain (loss) on investments .....    (5,177)       764        30
  Change in unrealized gain (loss)
     on investments .......................   (31,180)   (11,287)     (969)
  Reinvested capital gains ................    12,130        323     2,455
                                             --------   --------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (16,853)   (11,169)    1,721
                                             --------   --------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    46,650     25,205     1,106
  Transfers between funds .................    (5,416)   408,353      --
  Surrenders ..............................   (23,735)   (46,413)     --
  Death benefits (note 4) .................    (4,113)      --        --
  Policy loans (net of repayments) (note 5)     6,237       (207)     --
  Deductions for surrender charges
     (note 2d) ............................    (1,212)    (1,842)     --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (34,873)   (13,896)     (732)
                                             --------   --------   -------
       Net equity transactions ............   (16,462)   371,200       374
                                             --------   --------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (33,315)   360,031     2,095
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   380,577     20,546    18,451
                                             --------   --------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   347,262    380,577    20,546
                                             ========   ========   =======
CHANGES IN UNITS:
  Beginning units .........................    18,681        974       955
                                             --------   --------   -------
  Units purchased .........................     2,692     20,728        58
  Units redeemed ..........................    (3,559)    (3,021)      (39)
                                             --------   --------   -------
  Ending units ............................    17,814     18,681       974
                                             ========   ========   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                        ACVPCapAp                     ACVPIncGr
                                             ------------------------------   ---------------------------
                                               2001        2000      1999       2001     2000      1999
                                             ---------   --------   -------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (980)    (1,571)     (466)       40      (168)     (113)
  Realized gain (loss) on investments .....    (14,808)    21,769    (1,256)     (285)      314        83
  Change in unrealized gain (loss)
     on investments .......................    (81,381)   (23,077)   33,920    (4,472)   (6,078)    2,755
  Reinvested capital gains ................     48,834      5,238      --        --        --        --
                                             ---------   --------   -------   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (48,335)     2,359    32,198    (4,717)   (5,932)    2,725
                                             ---------   --------   -------   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     16,483     14,286     4,479     5,506     3,700     2,249
  Transfers between funds .................    (42,867)   154,596    (8,485)   (3,581)   34,392    20,111
  Surrenders ..............................    (18,597)      --        (878)     --        --      (4,066)
  Death benefits (note 4) .................       --         --        --        --        --        --
  Policy loans (net of repayments) (note 5)      5,275    (47,826)    1,012    (2,219)      186       439
  Deductions for surrender charges
     (note 2d) ............................       (950)      --         (50)     --        --        (233)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (7,913)    (7,872)   (3,092)   (4,007)   (2,784)   (1,231)
                                             ---------   --------   -------   -------   -------   -------
       Net equity transactions ............    (48,569)   113,184    (7,014)   (4,301)   35,494    17,269
                                             ---------   --------   -------   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (96,904)   115,543    25,184    (9,018)   29,562    19,994
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    197,525     81,982    56,798    53,434    23,872     3,878
                                             ---------   --------   -------   -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 100,621    197,525    81,982    44,416    53,434    23,872
                                             =========   ========   =======   =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................      7,836      3,518     3,978     4,738     1,877       357
                                             ---------   --------   -------   -------   -------   -------
  Units purchased .........................        930      6,486       437       576     3,101     1,990
  Units redeemed ..........................     (3,172)    (2,168)     (897)     (982)     (240)     (470)
                                             ---------   --------   -------   -------   -------   -------
  Ending units ............................      5,594      7,836     3,518     4,332     4,738     1,877
                                             =========   ========   =======   =======   =======   =======

                                                       ACVPInt
                                             ----------------------------
                                              2001       2000      1999
                                             -------   --------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................     (505)      (537)     (212)
  Realized gain (loss) on investments .....   (8,621)    (1,522)   12,855
  Change in unrealized gain (loss)
     on investments .......................  (24,023)   (15,405)    2,032
  Reinvested capital gains ................    6,925        923      --
                                             -------   --------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........  (26,224)   (16,541)   14,675
                                             -------   --------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................   14,472     10,771     2,872
  Transfers between funds .................   (9,930)   102,904    (9,012)
  Surrenders ..............................   (4,429)    (4,488)   (3,025)
  Death benefits (note 4) .................     --       (3,671)     --
  Policy loans (net of repayments) (note 5)    2,746    (17,657)   (9,396)
  Deductions for surrender charges
     (note 2d) ............................     (226)      (178)     (174)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (6,495)    (5,053)   (2,663)
                                             -------   --------   -------
       Net equity transactions ............   (3,862)    82,628   (21,398)
                                             -------   --------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....  (30,086)    66,087    (6,723)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   93,938     27,851    34,574
                                             -------   --------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   63,852     93,938    27,851
                                             =======   ========   =======
CHANGES IN UNITS:
  Beginning units .........................    4,243      1,038     2,097
                                             -------   --------   -------
  Units purchased .........................      893      4,494       161
  Units redeemed ..........................   (1,031)    (1,289)   (1,220)
                                             -------   --------   -------
  Ending units ............................    4,105      4,243     1,038
                                             =======   ========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                        ACVPValue                    CSWPGPV
                                             ----------------------------   --------------------------
                                                2001      2000     1999      2001      2000     1999
                                             ---------   -------   ------   -------   -------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................  $      45        32       10      (106)     (101)      (9)
  Realized gain (loss) on investments .....       (957)      (17)     (23)     (330)      144        7
  Change in unrealized gain (loss)
     on investments .......................      6,437     1,322     (788)   (4,442)   (7,659)     652
  Reinvested capital gains ................       --         253      642      --       2,128     --
                                             ---------   -------   ------   -------   -------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      5,525     1,590     (159)   (4,878)   (5,488)     650
                                             ---------   -------   ------   -------   -------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      7,803     1,672    1,576     2,091     2,127      114
  Transfers between funds .................     74,878       284     --        (186)   19,010     --
  Surrenders ..............................       --        --       --        --        --       --
  Death benefits (note 4) .................       --        --       --        --        --       --
  Policy loans (net of repayments) (note 5)      8,279      --       --          22      --       --
  Deductions for surrender charges
     (note 2d) ............................       --        --       --        --        --       --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (3,789)     (343)    (304)   (1,053)     (704)     (38)
                                             ---------   -------   ------   -------   -------   ------
       Net equity transactions ............     87,171     1,613    1,272       874    20,433       76
                                             ---------   -------   ------   -------   -------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     92,696     3,203    1,113    (4,004)   14,945      726
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     10,859     7,656    6,543    16,649     1,704      978
                                             ---------   -------   ------   -------   -------   ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 103,555    10,859    7,656    12,645    16,649    1,704
                                             =========   =======   ======   =======   =======   ======
CHANGES IN UNITS:
  Beginning units .........................        714       590      496     1,057        87       81
                                             ---------   -------   ------   -------   -------   ------
  Units purchased .........................      5,719       151      116       180     1,007        9
                                             ---------   -------   ------   -------   -------   ------
  Units redeemed ..........................       (349)      (27)     (22)     (103)      (37)      (3)
                                             ---------   -------   ------   -------   -------   ------
  Ending units ............................      6,084       714      590     1,134     1,057       87
                                             =========   =======   ======   =======   =======   ======

                                                    CSWPIntEq
                                             ---------------------------
                                              2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................     (250)     (159)      124
  Realized gain (loss) on investments .....   (1,031)    2,321      (143)
  Change in unrealized gain (loss)
     on investments .......................   (7,098)  (20,240)   12,211
  Reinvested capital gains ................     --       4,418      --
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (8,379)  (13,660)   12,192
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    7,481     6,750     7,449
  Transfers between funds .................     (674)    9,921     4,634
  Surrenders ..............................      (16)     (571)     --
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)      (55)   (4,504)   (9,355)
  Deductions for surrender charges
     (note 2d) ............................       (1)      (23)     --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (3,152)   (2,920)   (1,884)
                                             -------   -------   -------
       Net equity transactions ............    3,583     8,653       844
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (4,796)   (5,007)   13,036
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   34,616    39,623    26,587
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   29,820    34,616    39,623
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................    2,618     2,203     2,250
                                             -------   -------   -------
  Units purchased .........................      806     1,023       932
                                             -------   -------   -------
  Units redeemed ..........................     (499)     (608)     (979)
                                             -------   -------   -------
  Ending units ............................    2,925     2,618     2,203
                                             =======   =======   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       CSWPSmCoGr                        DrySRGro
                                             ------------------------------   ------------------------------
                                               2001       2000      1999       2001        2000       1999
                                             ---------   --------   -------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (651)    (1,167)     (227)    (1,758)       (10)      (842)
  Realized gain (loss) on investments .....    (20,366)    13,404     1,742    (19,619)    32,380      2,857
  Change in unrealized gain (loss)
     on investments .......................      5,941    (84,285)   14,260    (48,762)   (72,993)    26,276
                                             ---------   --------   -------   --------   --------   --------
  Reinvested capital gains ................       --       24,133     1,415       --         --        5,987
                                             ---------   --------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (15,076)   (47,915)   17,190    (70,139)   (40,623)    34,278
                                             ---------   --------   -------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     15,652     11,600     3,779     30,254     24,178     13,239
  Transfers between funds .................    (16,166)   141,447    (1,711)   (30,016)   193,577     70,107
  Surrenders ..............................     (1,333)    (1,136)     (795)   (25,110)      --       (1,755)
  Death benefits (note 4) .................       --         --        --         --      (29,129)      --
  Policy loans (net of repayments) (note 5)      1,841    (38,951)   (2,822)    (4,465)    (9,106)    (1,280)
  Deductions for surrender charges
     (note 2d) ............................        (68)       (45)      (46)    (1,282)      --         (101)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (9,336)    (8,933)   (2,610)   (13,886)   (12,506)    (4,695)
                                             ---------   --------   -------   --------   --------   --------
       Net equity transactions ............     (9,410)   103,982    (4,205)   (44,505)   167,014     75,515
                                             ---------   --------   -------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (24,486)    56,067    12,985   (114,644)   126,391    109,793
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    108,425     52,358    39,373    306,143    179,752     69,959
                                             ---------   --------   -------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $  83,939    108,425    52,358    191,499    306,143    179,752
                                             =========   ========   =======   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................      5,111      2,005     2,529      9,490      4,918      2,470
                                             ---------   --------   -------   --------   --------   --------
  Units purchased .........................      1,119      5,245       259      1,214      6,072      2,701
  Units redeemed ..........................     (1,481)    (2,139)     (783)    (2,975)    (1,500)      (253)
                                             ---------   --------   -------   --------   --------   --------
  Ending units ............................      4,749      5,111     2,005      7,729      9,490      4,918
                                             =========   ========   =======   ========   ========   ========

                                                        DryStkIx
                                             ------------------------------
                                               2001       2000       1999
                                             --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................     1,640      1,017      1,668
  Realized gain (loss) on investments .....    14,272     87,852     43,714
  Change in unrealized gain (loss)
     on investments .......................  (107,638)  (166,996)    53,685
                                             --------   --------   --------
  Reinvested capital gains ................     2,921     10,383      5,305
                                             --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (88,805)   (67,744)   104,372
                                             --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................   105,465     99,972     58,338
  Transfers between funds .................   (37,037)    65,713    180,391
  Surrenders ..............................   (10,817)    (1,059)  (171,591)
  Death benefits (note 4) .................    (1,707)   (28,000)      --
  Policy loans (net of repayments) (note 5)        47    (83,918)   112,849
  Deductions for surrender charges
     (note 2d) ............................      (552)       (42)    (9,854)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (43,044)   (38,282)   (27,882)
                                             --------   --------   --------
       Net equity transactions ............    12,355     14,384    142,251
                                             --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (76,450)   (53,360)   246,623
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   630,562    683,922    437,299
                                             --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   554,112    630,562    683,922
                                             ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    20,846     20,349     15,567
                                             --------   --------   --------
  Units purchased .........................     4,042      5,272      8,333
  Units redeemed ..........................    (3,860)    (4,775)    (3,551)
                                             --------   --------   --------
  Ending units ............................    21,028     20,846     20,349
                                             ========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                         DryAp                         DryGrInc
                                             ------------------------------   ---------------------------
                                               2001       2000       1999      2001      2000      1999
                                             --------   --------   --------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    101       (411)      (444)      (47)      (29)      (16)
  Realized gain (loss) on investments .....      (569)    34,531      2,248         9       182        21
  Change in unrealized gain (loss)
     on investments .......................    (5,330)   (39,784)    19,555    (1,506)   (1,309)    1,050
  Reinvested capital gains ................      --          594        922       298       561       342
                                             --------   --------   --------   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (5,798)    (5,070)    22,281    (1,246)     (595)    1,397
                                             --------   --------   --------   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     6,545      6,407     16,973     3,723     3,087     1,932
  Transfers between funds .................    18,067   (193,886)     9,636    13,920     4,215     1,587
  Surrenders ..............................    (5,327)    (2,431)      (275)     --        --        --
  Death benefits (note 4) .................      --         --         --        --        --        --
  Policy loans (net of repayments) (note 5)        53        (50)       870       415    (1,109)       (4)
  Deductions for surrender charges
     (note 2d) ............................      (272)       (97)       (16)     --        --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (4,120)    (3,403)    (3,174)   (2,146)   (1,432)     (969)
                                             --------   --------   --------   -------   -------   -------
       Net equity transactions ............    14,946   (193,460)    24,014    15,912     4,761     2,546
                                             --------   --------   --------   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     9,148   (198,530)    46,295    14,666     4,166     3,943
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    50,409    248,939    202,644    15,466    11,300     7,357
                                             --------   --------   --------   -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 59,557     50,409    248,939    30,132    15,466    11,300
                                             ========   ========   ========   =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................     3,505     17,060     15,355     1,094       763       576
                                             --------   --------   --------   -------   -------   -------
  Units purchased .........................     1,749        443      1,966     1,357       506       262
  Units redeemed ..........................      (651)   (13,998)      (261)     (169)     (175)      (75)
                                             --------   --------   --------   -------   -------   -------
  Ending units ............................     4,603      3,505     17,060     2,282     1,094       763
                                             ========   ========   ========   =======   =======   =======

                                                       FidVIPEI
                                             ------------------------------
                                               2001       2000       1999
                                             --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................     3,624      3,451      2,921
  Realized gain (loss) on investments .....     6,560      4,094     28,704
  Change in unrealized gain (loss)
     on investments .......................   (52,183)    (4,261)   (24,252)
  Reinvested capital gains ................    18,777     24,393     13,676
                                             --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (23,222)    27,677     21,049
                                             --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    29,544     30,798     38,359
  Transfers between funds .................     1,050    (15,048)    21,716
  Surrenders ..............................    (5,802)    (4,094)   (80,650)
  Death benefits (note 4) .................      --         --         --
  Policy loans (net of repayments) (note 5)   (11,053)    (6,197)     4,749
  Deductions for surrender charges
     (note 2d) ............................      (296)      (163)    (4,632)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (29,080)   (22,585)   (22,823)
                                             --------   --------   --------
       Net equity transactions ............   (15,637)   (17,289)   (43,281)
                                             --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (38,859)    10,388    (22,232)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   405,767    395,379    417,611
                                             --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   366,908    405,767    395,379
                                             ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    10,090     10,575     11,782
                                             --------   --------   --------
  Units purchased .........................       811        877      1,557
  Units redeemed ..........................    (1,224)    (1,362)    (2,764)
                                             --------   --------   --------
  Ending units ............................     9,677     10,090     10,575
                                             ========   ========   ========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                            FidVIPGr                           FidVIPHI
                                             -------------------------------------   -----------------------------
                                                  001         2000         1999       2001       2000       1999
                                             -----------   ----------   ----------   -------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (8,257)     (11,231)      (5,511)    6,767      6,333      4,009
  Realized gain (loss) on investments .....      (22,696)     139,914       30,269    (2,598)    (9,046)      (364)
  Change in unrealized gain (loss)
     on investments .......................     (341,066)    (473,214)     185,017   (11,721)   (17,028)     2,002
  Reinvested capital gains ................       96,517      128,304       72,571      --         --          169
                                             -----------   ----------   ----------   -------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (275,502)    (216,227)     282,346    (7,552)   (19,741)     5,816
                                             -----------   ----------   ----------   -------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................       76,520      150,920       88,550     3,725      4,295      5,143
  Transfers between funds .................     (115,169)     693,137      284,745       411     (4,529)    48,257
  Surrenders ..............................      (34,485)     (95,918)     (68,185)     (852)      --         --
  Death benefits (note 4) .................       (1,581)     (12,824)        --        --      (24,545)      --
  Policy loans (net of repayments) (note 5)      (46,843)     (87,861)     (15,221)      600     (2,700)      (824)
  Deductions for surrender charges
     (note 2d) ............................       (1,761)      (3,807)      (3,916)      (43)      --         --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................      (79,368)     (75,041)     (44,939)   (3,941)    (4,323)    (3,482)
                                             -----------   ----------   ----------   -------   --------   --------
       Net equity transactions ............     (202,687)     568,606      241,034      (100)   (31,802)    49,094
                                             -----------   ----------   ----------   -------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (478,189)     352,379      523,380    (7,652)   (51,543)    54,910
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    1,502,222    1,149,843      626,463    59,240    110,783     55,873
                                             -----------   ----------   ----------   -------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 1,024,033    1,502,222    1,149,843    51,588     59,240    110,783
                                             -----------   ----------   ----------   -------   --------   --------
CHANGES IN UNITS:
  Beginning units .........................       30,430       20,570       15,280     2,747      3,951      2,138
                                             -----------   ----------   ----------   -------   --------   --------
  Units purchased .........................        2,809       14,865        8,340       214        178      1,984
  Units redeemed ..........................       (7,846)      (5,005)      (3,050)     (229)    (1,382)      (171)
                                             -----------   ----------   ----------   -------   --------   --------
  Ending units ............................       25,393       30,430       20,570     2,732      2,747      3,951
                                             ===========   ==========   ==========   =======   ========   ========

                                                       FidVIPOv
                                             ---------------------------
                                               2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................    1,798       194       145
  Realized gain (loss) on investments .....     (728)    5,914       365
  Change in unrealized gain (loss)
     on investments .......................  (15,022)  (21,375)    9,665
  Reinvested capital gains ................    3,374     3,964       554
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........  (10,578)  (11,303)   10,729
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    5,006     3,973     8,077
  Transfers between funds .................    3,440    11,885     6,491
  Surrenders ..............................     (337)     --      (3,970)
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)      384    (1,104)    1,577
  Deductions for surrender charges
     (note 2d) ............................      (17)     --        (228)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (2,448)   (2,019)   (1,270)
                                             -------   -------   -------
       Net equity transactions ............    6,028    12,735    10,677
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (4,550)    1,432    21,406
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   44,672    43,240    21,834
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   40,122    44,672    43,240
                                             -------   -------   -------
CHANGES IN UNITS:
  Beginning units .........................    2,074     1,611     1,151
                                             -------   -------   -------
  Units purchased .........................      459       599       662
  Units redeemed ..........................     (151)     (136)     (202)
                                             -------   -------   -------
  Ending units ............................    2,382     2,074     1,611
                                             =======   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       FidVIPAM                         FidVIPCon
                                             -----------------------------   ------------------------------
                                               2001      2000       1999       2001       2000       1999
                                             --------   -------   --------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $  2,831     2,294      2,357         92     (3,717)    (2,176)
  Realized gain (loss) on investments .....      (276)      616      2,457     13,161     21,113     58,083
  Change in unrealized gain (loss)
     on investments .......................    (8,117)  (14,373)     1,040   (132,840)  (166,599)    52,374
  Reinvested capital gains ................     1,307     7,145      4,012     19,190     89,503     17,876
                                             --------   -------   --------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (4,255)   (4,318)     9,866   (100,397)   (59,700)   126,157
                                             --------   -------   --------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................       989     2,838      2,307     43,033     44,572     35,053
  Transfers between funds .................      --          81      6,926      4,490    160,955    131,699
  Surrenders ..............................      --        --     (114,038)   (14,269)   (10,833)   (74,832)
  Death benefits (note 4) .................      --        --         --       (1,719)    (4,371)      --
  Policy loans (net of repayments) (note 5)       (17)   (2,261)   104,742      1,278    (25,093)   (11,129)
  Deductions for surrender charges
     (note 2d) ............................      --        --       (6,549)      (729)      (430)    (4,298)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (4,049)   (3,554)    (4,274)   (27,495)   (24,462)   (15,216)
                                             --------   -------   --------   --------   --------   --------
       Net equity transactions ............    (3,077)   (2,896)   (10,886)     4,589    140,338     61,277
                                             --------   -------   --------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (7,332)   (7,214)    (1,020)   (95,808)    80,638    187,434
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    87,106    94,320     95,340    756,720    676,082    488,648
                                             --------   -------   --------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 79,774    87,106     94,320    660,912    756,720    676,082
                                             ========   =======   ========   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................     3,341     3,448      3,841     31,245     25,860     23,039
                                             --------   -------   --------   --------   --------   --------
  Units purchased .........................        53       117        575      2,423      8,386      7,968
  Units redeemed ..........................      (178)     (224)      (968)    (2,320)    (3,001)    (5,147)
                                             --------   -------   --------   --------   --------   --------
  Ending units ............................     3,216     3,341      3,448     31,348     31,245     25,860
                                             ========   =======   ========   ========   ========   ========

                                                     FidVIPGrOp
                                             ---------------------------
                                              2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................      (48)       14         1
  Realized gain (loss) on investments .....   (2,090)   (1,188)      638
  Change in unrealized gain (loss)
     on investments .......................     (562)   (3,051)     (381)
  Reinvested capital gains ................     --         798       160
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (2,700)   (3,427)      418
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    3,107     4,728     3,097
  Transfers between funds .................   (3,936)    6,554     4,979
  Surrenders ..............................   (1,020)   (1,987)   (3,154)
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)     (552)     (328)      662
  Deductions for surrender charges
     (note 2d) ............................      (52)      (79)     (181)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,245)   (1,209)   (1,003)
                                             -------   -------   -------
       Net equity transactions ............   (3,698)    7,679     4,400
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (6,398)    4,252     4,818
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   17,144    12,892     8,074
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   10,746    17,144    12,892
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................    1,487       920       596
                                             -------   -------   -------
  Units purchased .........................      327       846       729
  Units redeemed ..........................     (716)     (279)     (405)
                                             -------   -------   -------
  Ending units ............................    1,098     1,487       920
                                             =======   =======   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                           NSATCapAp                              NSATGvtBd
                                             -------------------------------------   ------------------------------------
                                                 2001         2000         1999         2001         2000         1999
                                             -----------   ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   (30,433)     (41,709)     (13,557)      74,662       82,779       83,198
  Realized gain (loss) on investments .....       18,573      597,887      766,321       13,393       (4,326)      28,348
  Change in unrealized gain (loss)
     on investments .......................   (1,406,548)  (3,576,680)    (967,555)      14,597       98,887     (174,887)
  Reinvested capital gains ................         --      1,119,933      507,155        2,533         --          3,291
                                             -----------   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (1,418,408)  (1,900,569)     292,364      105,185      177,340      (60,050)
                                             -----------   ----------   ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      644,615      638,934      916,931      200,978      212,963      268,752
  Transfers between funds .................     (179,319)    (599,363)    (311,161)     210,343     (133,349)    (127,763)
  Surrenders ..............................     (266,189)    (336,235)    (369,726)    (115,038)    (155,854)    (185,683)
  Death benefits (note 4) .................         --        (28,274)     (10,428)     (13,344)        --         (2,429)
  Policy loans (net of repayments) (note 5)       74,831     (123,756)    (270,092)      15,080       (9,053)     (11,574)
  Deductions for surrender charges
     (note 2d) ............................      (13,593)     (13,346)     (21,233)      (5,874)      (6,186)     (10,664)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (348,595)    (403,049)    (445,597)    (165,239)    (137,217)    (148,284)
                                             -----------   ----------   ----------   ----------   ----------   ----------
       Net equity transactions ............      (88,250)    (865,089)    (511,306)     126,906     (228,696)    (217,645)
                                             -----------   ----------   ----------   ----------   ----------   ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (1,506,658)  (2,765,658)    (218,942)     232,091      (51,356)    (277,695)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    5,004,725    7,770,383    7,989,325    1,648,947    1,700,303    1,977,998
                                             -----------   ----------   ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 3,498,067    5,004,725    7,770,383    1,881,038    1,648,947    1,700,303
                                             ===========   ==========   ==========   ==========   ==========   ==========
CHANGES IN UNITS:
  Beginning units .........................      209,596      237,180      252,268       84,317       97,069      109,393
                                             -----------   ----------   ----------   ----------   ----------   ----------
  Units purchased .........................       40,735       24,161       25,431       23,628       12,478       14,212
  Units redeemed ..........................      (44,832)     (51,745)     (40,519)     (17,542)     (25,230)     (26,536)
                                             -----------   ----------   ----------   ----------   ----------   ----------
  Ending units ............................      205,499      209,596      237,180       90,403       84,317       97,069
                                             ===========   ==========   ==========   ==========   ==========   ==========

                                                     NSATMyMkt
                                             ------------------------------
                                               2001       2000       1999
                                             --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................    20,323     28,903      7,483
  Realized gain (loss) on investments .....      --         --         --
  Change in unrealized gain (loss)
     on investments .......................      --         --         --
  Reinvested capital gains ................      --         --         --
                                             --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    20,323     28,903      7,483
                                             --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    10,398      8,344     76,835
  Transfers between funds .................   273,251    156,715    208,709
  Surrenders ..............................   (61,722)   (69,187)   (59,742)
  Death benefits (note 4) .................      --         --         --
  Policy loans (net of repayments) (note 5)   (71,018)    (1,118)    (9,203)
  Deductions for surrender charges
     (note 2d) ............................    (3,152)    (2,746)       (35)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (14,768)   (11,948)   (11,028)
                                             --------   --------   --------
       Net equity transactions ............   132,989     80,060    205,536
                                             --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   153,312    108,963    213,019
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   647,040    538,077    325,058
                                             --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   800,352    647,040    538,077
                                             ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    44,405     38,841     24,405
                                             --------   --------   --------
  Units purchased .........................    19,463     11,685     16,090
  Units redeemed ..........................   (10,422)    (6,121)    (1,654)
                                             --------   --------   --------
  Ending units ............................    53,446     44,405     38,841
                                             ========   ========   ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       NSATSmCapV                       NSATSmCo
                                             -----------------------------   -----------------------------
                                                2001      2000      1999       2001       2000      1999
                                             ---------   -------   -------   --------   --------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $  (1,315)     (460)      (61)    (1,454)    (1,459)     (296)
  Realized gain (loss) on investments .....     (3,700)      581      (373)    (6,345)    19,270     2,335
  Change in unrealized gain (loss)
     on investments .......................     11,723   (11,962)     (441)    (8,900)   (45,294)   12,177
  Reinvested capital gains ................     15,642    14,955     4,831       --       38,742     2,834
                                             ---------   -------   -------   --------   --------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     22,350     3,114     3,956    (16,699)    11,259    17,050
                                             ---------   -------   -------   --------   --------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     12,533    15,587     5,032     23,638     20,049     7,905
  Transfers between funds .................    102,010    35,026    25,094    (12,782)   208,465     7,081
  Surrenders ..............................     (2,312)   (3,248)     --       (2,100)   (24,363)     --
  Death benefits (note 4) .................       --        --        --         --         --        --
  Policy loans (net of repayments) (note 5)      4,162      (203)     --        1,337    (40,838)     (929)
  Deductions for surrender charges
     (note 2d) ............................       (118)     (129)     --         (107)      (967)     --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (9,619)   (1,878)     (134)   (12,616)    (9,288)   (2,659)
                                             ---------   -------   -------   --------   --------   -------
       Net equity transactions ............    106,656    45,155    29,992     (2,630)   153,058    11,398
                                             ---------   -------   -------   --------   --------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    129,006    48,269    33,948    (19,329)   164,317    28,448
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     82,217    33,948      --      235,101     70,784    42,336
                                             ---------   -------   -------   --------   --------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 211,223    82,217    33,948    215,772    235,101    70,784
                                             =========   =======   =======   ========   ========   =======
CHANGES IN UNITS:
  Beginning units .........................      6,867     3,128      --        9,383      3,052     2,608
                                             ---------   -------   -------   --------   --------   -------
  Units purchased .........................      8,124     4,235     3,142      1,294      9,468       713
  Units redeemed ..........................     (1,127)     (496)      (14)    (1,372)    (3,137)     (269)
                                             ---------   -------   -------   --------   --------   -------
  Ending units ............................     13,864     6,867     3,128      9,305      9,383     3,052
                                             =========   =======   =======   ========   ========   =======

                                                            NSATTotRe
                                             ---------------------------------------
                                                 2001          2000          1999
                                             -----------   -----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...................       (4,651)      (30,130)      (28,276)
  Realized gain (loss) on investments .....      (17,304)    1,577,245     1,088,368
  Change in unrealized gain (loss)
     on investments .......................   (2,259,520)   (7,673,082)     (633,345)
  Reinvested capital gains ................      363,368     5,650,701       694,887
                                             -----------   -----------   -----------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (1,918,107)     (475,266)    1,121,634
                                             -----------   -----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    1,484,181     1,643,457     2,049,001
  Transfers between funds .................     (249,270)   (1,676,093)     (681,338)
  Surrenders ..............................     (850,532)   (1,405,202)     (983,114)
  Death benefits (note 4) .................      (34,164)     (174,055)     (125,106)
  Policy loans (net of repayments) (note 5)      (19,105)     (235,379)     (441,403)
  Deductions for surrender charges
     (note 2d) ............................      (43,432)      (55,776)      (56,460)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,121,726)   (1,099,335)   (1,153,250)
                                             -----------   -----------   -----------
       Net equity transactions ............     (834,048)   (3,002,383)   (1,391,670)
                                             -----------   -----------   -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (2,752,155)   (3,477,649)     (270,036)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   15,237,051    18,714,700    18,984,736
                                             -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   12,484,896    15,237,051    18,714,700
                                             ===========   ===========   ===========
CHANGES IN UNITS:
  Beginning units .........................      447,240       533,407       574,062
                                             -----------   -----------   -----------
  Units purchased .........................       53,298        51,747        62,241
  Units redeemed ..........................      (81,602)     (137,914)     (102,896)
                                             -----------   -----------   -----------
  Ending units ............................      418,936       447,240       533,407
                                             ===========   ===========   ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                            NBAMTBal                           NBAMTGro
                                             -------------------------------------   ------------------------------
                                                 2001         2000         1999       2001       2000       1999
                                             -----------   ----------   ----------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    12,979       16,332       12,448     (1,546)    (2,380)      (512)
  Realized gain (loss) on investments .....      (74,070)      56,809       22,595    (60,427)    23,261        102
  Change in unrealized gain (loss)
     on investments .......................     (559,448)    (373,626)     356,062   (112,499)  (106,027)    30,035
  Reinvested capital gains ................      422,854      238,178       35,116     96,494     19,527      3,161
                                             -----------   ----------   ----------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (197,685)     (62,307)     426,221    (77,978)   (65,619)    32,786
                                             -----------   ----------   ----------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      131,024      142,627      168,578     34,207     26,378      9,886
  Transfers between funds .................      (41,503)     (51,495)    (108,656)   (19,868)   289,380      8,223
  Surrenders ..............................      (81,395)    (276,263)     (69,176)    (9,674)    (6,172)    (3,023)
  Death benefits (note 4) .................      (11,332)        --        (25,121)      --       (4,021)      --
  Policy loans (net of repayments) (note 5)       14,781       24,584      (16,492)    (8,874)   (56,261)      (296)
  Deductions for surrender charges
     (note 2d) ............................       (4,156)     (10,966)      (3,973)      (494)      (245)      (174)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................      (89,586)     (99,127)     (91,724)   (15,714)   (15,668)    (4,673)
                                             -----------   ----------   ----------   --------   --------   --------
       Net equity transactions ............      (82,167)    (270,640)    (146,564)   (20,417)   233,391      9,943
                                             -----------   ----------   ----------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (279,852)    (332,947)     279,657    (98,395)   167,772     42,729
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    1,388,661    1,721,608    1,441,951    272,983    105,211     62,482
                                             -----------   ----------   ----------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 1,108,809    1,388,661    1,721,608    174,588    272,983    105,211
                                             ===========   ==========   ==========   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................       55,909       65,636       72,841      8,236      2,782      2,465
                                             -----------   ----------   ----------   --------   --------   --------
  Units purchased .........................        6,414        5,358        8,674      1,608      7,496        703
  Units redeemed ..........................      (10,381)     (15,085)     (15,879)    (2,219)    (2,042)      (386)
                                             -----------   ----------   ----------   --------   --------   --------
  Ending units ............................       51,942       55,909       65,636      7,625      8,236      2,782
                                             ===========   ==========   ==========   ========   ========   ========

                                                     NBAMTGuard
                                             --------------------------
                                              2001      2000     1999
                                             -------   -------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................     (129)      (16)      (8)
  Realized gain (loss) on investments .....      (16)      515       30
  Change in unrealized gain (loss)
     on investments .......................   (1,689)      676       66
  Reinvested capital gains ................    1,012      --       --
                                             -------   -------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (822)    1,175       88
                                             -------   -------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    3,632     1,096      213
  Transfers between funds .................   19,870    12,108      533
  Surrenders ..............................     --        --       --
  Death benefits (note 4) .................     --        --       --
  Policy loans (net of repayments) (note 5)     --      (2,510)    --
  Deductions for surrender charges
     (note 2d) ............................     --        --       --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (2,462)     (581)     (40)
                                             -------   -------   ------
       Net equity transactions ............   21,040    10,113      706
                                             -------   -------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   20,218    11,288      794
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   12,594     1,306      512
                                             -------   -------   ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   32,812    12,594    1,306
                                             =======   =======   ======
CHANGES IN UNITS:
  Beginning units .........................    1,182       123       55
                                             -------   -------   ------
  Units purchased .........................    2,221     1,331       72
  Units redeemed ..........................     (251)     (272)      (4)
                                             -------   -------   ------
  Ending units ............................    3,152     1,182      123
                                             =======   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                      NBAMTLMat                      NBAMTPart
                                             --------------------------   ------------------------------
                                               2001     2000      1999       2001      2000       1999
                                             -------   ------   -------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   191      256       194       (453)        (9)       435
  Realized gain (loss) on investments .....       32     (171)      (81)    (5,708)    (2,093)     2,389
  Change in unrealized gain (loss)
     on investments .......................       68      158      (110)    (1,526)   (17,606)     1,608
  Reinvested capital gains ................     --       --        --        3,943     19,026      2,679
                                             -------   ------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      291      243         3     (3,744)      (682)     7,111
                                             -------   ------   -------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    1,681    1,749     1,410      8,599     10,907     20,665
  Transfers between funds .................     (549)    --        --        1,794    (16,522)    54,078
  Surrenders ..............................     --       --        --      (14,527)    (2,923)   (75,056)
  Death benefits (note 4) .................     --       --        --         --         --         --
  Policy loans (net of repayments) (note 5)     (234)  (2,056)   (7,950)    13,930     (1,929)     5,523
  Deductions for surrender charges
     (note 2d) ............................     --       --        --         (742)      (116)    (4,310)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,081)    (678)     (629)    (5,716)    (5,149)    (8,442)
                                             -------   ------   -------   --------   --------   --------
       Net equity transactions ............     (183)    (985)   (7,169)     3,338    (15,732)    (7,542)
                                             -------   ------   -------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....      108     (742)   (7,166)      (406)   (16,414)      (431)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    3,312    4,054    11,220    112,250    128,664    129,095
                                             -------   ------   -------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 3,420    3,312     4,054    111,844    112,250    128,664
                                             =======   ======   =======   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................      209      271       755      4,486      5,137      5,490
                                             -------   ------   -------   --------   --------   --------
  Units purchased .........................      144      152       120        569        533      3,190
  Units redeemed ..........................     (153)    (214)     (604)      (418)    (1,184)    (3,543)
                                             -------   ------   -------   --------   --------   --------
  Ending units ............................      200      209       271      4,637      4,486      5,137
                                             =======   ======   =======   ========   ========   ========

                                                      OppBdFd
                                             ---------------------------
                                               2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................      716       351       458
  Realized gain (loss) on investments .....     (142)      (58)     (382)
  Change in unrealized gain (loss)
     on investments .......................      129         9      (454)
  Reinvested capital gains ................     --        --          52
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      703       302      (326)
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    2,111     1,449     2,690
  Transfers between funds .................    2,528     4,974    (7,281)
  Surrenders ..............................   (3,872)     --        --
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)    1,358      (170)     (122)
  Deductions for surrender charges
     (note 2d) ............................     (198)     --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,526)     (726)   (1,551)
                                             -------   -------   -------
       Net equity transactions ............      401     5,527    (6,264)
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    1,104     5,829    (6,590)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   10,481     4,652    11,242
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   11,585    10,481     4,652
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................      563       263       621
                                             -------   -------   -------
  Units purchased .........................      241       351       152
  Units redeemed ..........................     (222)      (51)     (510)
                                             -------   -------   -------
  Ending units ............................      582       563       263
                                             =======   =======   =======



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                         OppCapAp                        OppGlSec
                                             ------------------------------   ------------------------------
                                                2001       2000      1999       2001       2000       1999
                                             ---------   --------   -------   --------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (608)    (1,972)     (148)       (98)    (1,086)        41
  Realized gain (loss) on investments .....    (11,999)    13,324       526    (19,349)    51,850      3,653
  Change in unrealized gain (loss)
     on investments .......................    (65,020)   (40,213)   11,947    (35,236)   (73,958)    48,273
  Reinvested capital gains ................     29,063     11,366       490     26,498     33,053      2,005
                                             ---------   --------   -------   --------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    (48,564)   (17,495)   12,815    (28,185)     9,859     53,972
                                             ---------   --------   -------   --------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     28,756     23,213     2,995     30,264     22,438      6,214
  Transfers between funds .................     37,004    271,292    62,023    (14,922)   110,271     75,115
  Surrenders ..............................     (1,227)    (1,894)     --       (1,568)   (73,785)    (3,066)
  Death benefits (note 4) .................     (1,815)      --        --         --       (2,173)      --
  Policy loans (net of repayments) (note 5)        343    (22,509)      (68)      (712)   (29,394)    (7,839)
  Deductions for surrender charges
     (note 2d) ............................        (63)       (75)     --          (80)    (2,929)      (176)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (23,502)   (12,971)   (1,376)   (10,265)    (8,121)    (3,174)
                                             ---------   --------   -------   --------   --------   --------
       Net equity transactions ............     39,496    257,056    63,574      2,717     16,307     67,074
                                             ---------   --------   -------   --------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     (9,068)   239,561    76,389    (25,468)    26,166    121,046
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    325,516     85,955     9,566    216,097    189,931     68,885
                                             ---------   --------   -------   --------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 316,448    325,516    85,955    190,629    216,097    189,931
                                             =========   ========   =======   ========   ========   ========
CHANGES IN UNITS:
  Beginning units .........................     18,201      4,757       744      7,110      6,515      3,715
                                             ---------   --------   -------   --------   --------   --------
  Units purchased .........................      4,124     15,443     4,114      1,295      4,233      3,582
  Units redeemed ..........................     (1,922)    (1,999)     (101)    (1,217)    (3,638)      (782)
                                             ---------   --------   -------   --------   --------   --------
  Ending units ............................     20,403     18,201     4,757      7,188      7,110      6,515
                                             =========   ========   =======   ========   ========   ========

                                                       OppMult
                                             ---------------------------
                                               2001      2000      1999
                                             -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................      987       343       239
  Realized gain (loss) on investments .....      686      (969)       26
  Change in unrealized gain (loss)
     on investments .......................   (1,978)     (646)      307
  Reinvested capital gains ................    1,680       757       458
                                             -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........    1,375      (515)    1,030
                                             -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................  (17,882)   21,233     1,546
  Transfers between funds .................    1,490    20,087      --
  Surrenders ..............................     --        --        --
  Death benefits (note 4) .................     --        --        --
  Policy loans (net of repayments) (note 5)   (1,664)     (202)     --
  Deductions for surrender charges
     (note 2d) ............................     --        --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (991)     (761)     (619)
                                             -------   -------   -------
       Net equity transactions ............  (19,047)   40,357       927
                                             -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....  (17,672)   39,842     1,957
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   50,741    10,899     8,942
                                             -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   33,069    50,741    10,899
                                             =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................    1,909       433       394
                                             -------   -------   -------
  Units purchased .........................       80     1,512        66
  Units redeemed ..........................     (762)      (36)      (27)
                                             -------   -------   -------
  Ending units ............................    1,227     1,909       433
                                             =======   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                          StOpp2                        StDisc2
                                             -------------------------------   ---------------------------
                                                2001       2000       1999      2001      2000      1999
                                             ---------   --------   --------   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $    (312)    (1,373)    (1,191)      (52)     (252)     (174)
  Realized gain (loss) on investments .....      5,994      6,375     14,248      (825)      (67)     (712)
  Change in unrealized gain (loss)
     on investments .......................    (36,451)   (17,982)    14,865    (3,778)      479      (845)
  Reinvested capital gains ................     23,812     22,271     15,628     5,513      --       3,517
                                             ---------   --------   --------   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (6,957)     9,291     43,550       858       160     1,786
                                             ---------   --------   --------   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     18,190     24,397     16,088     3,341     4,803     2,606
  Transfers between funds .................      7,851      4,378    (17,922)    1,597     7,133     3,108
  Surrenders ..............................    (15,804)    (6,929)    (3,157)   (3,405)     --        --
  Death benefits (note 4) .................       --         --         --        --        --        --
  Policy loans (net of repayments) (note 5)     (6,608)    (8,629)      (867)     (871)   (2,317)    1,246
  Deductions for surrender charges
     (note 2d) ............................       (807)      (275)      (181)     (174)     --        --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (13,194)    (9,855)    (9,022)   (2,121)   (1,435)   (1,182)
                                             ---------   --------   --------   -------   -------   -------
       Net equity transactions ............    (10,372)     3,087    (15,061)   (1,633)    8,184     5,778
                                             ---------   --------   --------   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (17,329)    12,378     28,489      (775)    8,344     7,564
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    176,517    164,139    135,650    34,782    26,438    18,874
                                             ---------   --------   --------   -------   -------   -------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 159,188    176,517    164,139    34,007    34,782    26,438
                                             =========   ========   ========   =======   =======   =======
CHANGES IN UNITS:
  Beginning units .........................      4,133      4,055      4,485     1,659     1,306       972
                                             ---------   --------   --------   -------   -------   -------
  Units purchased .........................        622        715        493       187       550       496
  Units redeemed ..........................       (862)      (637)      (923)     (275)     (197)     (162)
                                             ---------   --------   --------   -------   -------   -------
  Ending units ............................      3,893      4,133      4,055     1,571     1,659     1,306
                                             =========   ========   ========   =======   =======   =======

                                                      StIntStk2
                                             -----------------------------
                                              2001       2000       1999
                                             -------   --------   --------
INVESTMENT ACTIVITY:
  Net investment income ...................     (115)      (384)      (176)
  Realized gain (loss) on investments .....   (2,588)    34,099     (1,513)
  Change in unrealized gain (loss)
     on investments .......................   (1,715)   (45,895)    37,384
  Reinvested capital gains ................      536       --         --
                                             -------   --------   --------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........   (3,882)   (12,180)    35,695
                                             -------   --------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................    3,750      3,825      1,572
  Transfers between funds .................     (569)     4,070     59,883
  Surrenders ..............................     --      (74,210)      --
  Death benefits (note 4) .................     --         --         --
  Policy loans (net of repayments) (note 5)     (674)    (3,032)    (6,007)
  Deductions for surrender charges
     (note 2d) ............................     --       (2,946)      --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................   (1,362)    (1,756)      (955)
                                             -------   --------   --------
       Net equity transactions ............    1,145    (74,049)    54,493
                                             -------   --------   --------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....   (2,737)   (86,229)    90,188
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   16,385    102,614     12,426
                                             -------   --------   --------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   13,648     16,385    102,614
                                             =======   ========   ========
CHANGES IN UNITS:
  Beginning units .........................    1,619      6,083      1,368
                                             -------   --------   --------
  Units purchased .........................      540        377      5,470
  Units redeemed ..........................     (413)    (4,841)      (755)
                                             -------   --------   --------
  Ending units ............................    1,746      1,619      6,083
                                             =======   ========   ========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                      UIFEmMkt                  UIFUSRE
                                             -----------------------   ---------------------------
                                              2001      2000    1999    2001      2000      1999
                                             -------   ------   ----   -------   -------   -------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   343       29     84     1,774     1,685     1,181
  Realized gain (loss) on investments .....       (5)   1,233   --       2,102     1,883    (3,047)
  Change in unrealized gain (loss)
     on investments .......................      (78)     (46)     9       788     1,347     1,207
  Reinvested capital gains ................     --       --     --         646       212      --
                                             -------   ------   ----   -------   -------   -------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      260    1,216     93     5,310     5,127      (659)
                                             -------   ------   ----   -------   -------   -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................      145      125     75     7,916     2,527     3,249
  Transfers between funds .................    3,838     (967)   576     5,239    24,231    (8,997)
  Surrenders ..............................     (891)    --     --        (296)     --         (45)
  Death benefits (note 4) .................     --       --     --        --        --        --
  Policy loans (net of repayments) (note 5)        8     --     --       7,583    (1,258)     (283)
  Deductions for surrender charges
     (note 2d) ............................      (46)    --     --         (15)     --          (3)
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................     (128)    (219)   (27)   (4,166)   (1,156)   (1,059)
                                             -------   ------   ----   -------   -------   -------
       Net equity transactions ............    2,926   (1,061)   624    16,261    24,344    (7,138)
                                             -------   ------   ----   -------   -------   -------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    3,186      155    717    21,571    29,471    (7,797)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      872      717   --      42,529    13,058    20,855
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 4,058      872    717    64,100    42,529    13,058
                                             -------   ------   ----   -------   -------   -------
CHANGES IN UNITS:
  Beginning units .........................       88       80   --       2,197       857     1,312
                                             -------   ------   ----   -------   -------   -------
  Units purchased .........................      302       31     83     1,206     1,508       220
  Units redeemed ..........................      (15)     (23)    (3)     (364)     (168)     (675)
                                             -------   ------   ----   -------   -------   -------
  Ending units ............................      375       88     80     3,039     2,197       857
                                             =======   ======   ====   =======   =======   =======

                                                     VEWrldBd
                                             ------------------------
                                              2001     2000     1999
                                             ------   ------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................      62       66       54
  Realized gain (loss) on investments .....     (36)     (11)      (1)
  Change in unrealized gain (loss)
     on investments .......................    (102)     (35)    (236)
  Reinvested capital gains ................    --       --         30
                                             ------   ------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........     (76)      20     (153)
                                             ------   ------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     381      395      371
  Transfers between funds .................    (460)    --       --
  Surrenders ..............................    --       --       --
  Death benefits (note 4) .................    --       --       --
  Policy loans (net of repayments) (note 5)    --       --       --
  Deductions for surrender charges
     (note 2d) ............................    --       --       --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (363)    (298)    (314)
                                             ------   ------   ------
       Net equity transactions ............    (442)      97       57
                                             ------   ------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (518)     117      (96)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................   1,797    1,680    1,776
CONTRACT OWNERS' EQUITY END OF PERIOD .....   1,279    1,797    1,680
                                             ------   ------   ------
CHANGES IN UNITS:
  Beginning units .........................     127      120      116
                                             ------   ------   ------
  Units purchased .........................      28       29       26
  Units redeemed ..........................     (59)     (22)     (22)
                                             ------   ------   ------
  Ending units ............................      96      127      120
                                             ======   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                       VEWrldEMkt                 VEWrldHAs
                                             ----------------------------   ------------------------
                                               2001      2000      1999      2001     2000     1999
                                             --------   -------   -------   ------   ------   ------
INVESTMENT ACTIVITY:
  Net investment income ...................  $   (240)     (315)      (68)      16      (32)      39
  Realized gain (loss) on investments .....    (4,751)    2,893      (810)    (140)   1,987   (2,213)
  Change in unrealized gain (loss)
     on investments .......................     4,488   (29,019)    9,694     (478)   1,001    3,275
  Reinvested capital gains ................      --        --        --       --       --       --
                                             --------   -------   -------   ------   ------   ------
     Net increase (decrease) in
       contract owners' equity
       resulting from operations ..........      (503)  (26,441)    8,816     (602)   2,956    1,101
                                             --------   -------   -------   ------   ------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ......................     4,732     4,769       863    1,046    1,099    1,211
  Transfers between funds .................     1,785    30,577    12,547     (636)  (3,549)    (696)
  Surrenders ..............................      (476)     (507)     --       --        (55)    --
  Death benefits (note 4) .................      --      (1,453)     --       --       --       --
  Policy loans (net of repayments) (note 5)       (94)      (15)     (188)    (827)    (253)    (612)
  Deductions for surrender charges
     (note 2d) ............................       (24)      (20)     --       --         (2)    --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ....................    (2,550)   (2,559)     (349)    (760)  (1,169)    (788)
                                             --------   -------   -------   ------   ------   ------
       Net equity transactions ............     3,373    30,792    12,873   (1,177)  (3,929)    (885)
                                             --------   -------   -------   ------   ------   ------
NET CHANGE IN CONTRACT OWNERS' EQUITY .....     2,870     4,351    21,689   (1,779)    (973)     216
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    30,204    25,853     4,164    4,715    5,688    5,472
                                             --------   -------   -------   ------   ------   ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....  $ 33,074    30,204    25,853    2,936    4,715    5,688
                                             ========   =======   =======   ======   ======   ======
CHANGES IN UNITS:
  Beginning units .........................     4,564     2,253       721      291      388      448
                                             --------   -------   -------   ------   ------   ------
  Units purchased .........................     1,042     2,846     1,788       90       82      104
  Units redeemed ..........................      (475)     (535)     (256)    (177)    (179)    (164)
                                             --------   -------   -------   ------   ------   ------
  Ending units ............................     5,131     4,564     2,253      204      291      388
                                             ========   =======   =======   ======   ======   ======


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NATIONWIDE VLI SEPARATE ACCOUNT-3
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001, 2000 AND 1999


(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
            American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
            American Century VP - American Century VP Income & Growth
            (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

          Portfolios of the Credit Suisse Trust;
            Credit Suisse Trust - Global Post-Venture Capital Portfolio
            (CSWPGPV)
            Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio (DryAp)
            Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

          Portfolios of the Fidelity(R)Variable Insurance Products Fund (Fidelity(R)VIP);
            Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

          Portfolios of the Fidelity(R)Variable Insurance Products Fund II (Fidelity(R) VIP-II);
            Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
            (FidVIPAM)
            Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)

          Portfolio of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP-III);
            Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

      Funds of the Nationwide(R)Separate Account Trust (Nationwide(R)SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV) Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)

      Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
            Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
            Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

      Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer Bond Fund/VA (OppBdFd)
            Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
            Oppenheimer Global Securities Fund/VA (OppGlSec)
            Oppenheimer Multiple Strategies Fund/VA (OppMult)

      Strong Opportunity Fund II, Inc. (StOpp2)

      Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

      Portfolio of the Universal Institutional Funds, Inc.;
            The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (UIFEmMkt) (formerly Van Kampen LIT - Morgan Stanley - Emerging Markets Debt Portfolio)
            The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (UIFUSRE) (formerly Morgan Stanley - U.S. Real Estate Portfolio)

      Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  Asset Charges

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.


(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate and total return for each year in the five year period ended December 31, 2001.

                                                          CONTRACT                    UNIT           CONTRACT      TOTAL
                                                        EXPENSE RATE(*)    UNITS    FAIR VALUE   OWNERS' EQUITY  RETURN(**)
                                                        ---------------    -----    ----------   --------------  ----------
American Century Variable Portfolios, Inc.- American
 Century VP Advantage
   1999 .................................................   0.80%          22,653   $ 21.052310     $476,898       13.85%
   1998 .................................................   0.80%          24,904     18.492009      460,525       16.26%
   1997 .................................................   0.80%          27,087     15.906088      430,848       11.93%

American Century Variable Portfolios, Inc.- American
Century VP Advantage - Initial Funding by Depositor
   1998 .................................................   0.80%          25,000     19.938436      498,461       17.19%
   1997 .................................................   0.80%          25,000     17.013707      425,343       12.83%

American Century VP - American Century VP Balanced
   2001 .................................................   0.80%          17,814     19.493759      347,262       -4.31%
   2000 .................................................   0.80%          18,681     20.372425      380,577       -3.42%
   1999 .................................................   0.80%             974     21.094348       20,546        9.18%
   1998 .................................................   0.80%             955     19.320541       18,451       14.85%
   1997 .................................................   0.80%           1,192     16.822481       20,052       14.88%

American Century VP - American Century VP
Capital Appreciation
   2001 .................................................   0.80%           5,594     17.987270      100,621      -28.64%
   2000 .................................................   0.80%           7,836     25.207415      197,525        8.17%
   1999 .................................................   0.80%           3,518     23.303640       81,982       63.21%
   1998 .................................................   0.80%           3,978     14.277913       56,798       -2.94%
   1997 .................................................   0.80%           4,670     14.709822       68,695       -4.03%

American Century VP - American Century VP
Income & Growth
   2001 .................................................   0.80%           4,332     10.252927       44,416       -9.09%
   2000 .................................................   0.80%           4,738     11.277817       53,434      -11.32%
   1999 .................................................   0.80%           1,877     12.717991       23,872       17.08%
   1998 .................................................   0.80%             357     10.862660        3,878        8.63%  5/1/98

American Century VP - American Century VP
International
   2001 .................................................   0.80%           4,105     15.554724       63,852      -29.74%
   2000 .................................................   0.80%           4,243     22.139513       93,938      -17.49%
   1999 .................................................   0.80%           1,038     26.831062       27,851       62.74%
   1998 .................................................   0.80%           2,097     16.487231       34,574       17.81%
   1997 .................................................   0.80%           1,983     13.994328       27,751       17.69%

American Century VP - American Century VP Value
   2001 .................................................   0.80%           6,084     17.020923      103,555       11.92%
   2000 .................................................   0.80%             714     15.208380       10,859       17.21%
   1999 .................................................   0.80%             590     12.975752        7,656       -1.64%
   1998 .................................................   0.80%             496     13.192098        6,543        3.98%

Credit Suisse Trust - Global Post-Venture Capital
Portfolio
   2001 .................................................   0.80%           1,134     11.150533       12,645      -29.21%
   2000 .................................................   0.80%           1,057     15.751152       16,649      -19.58%
   1999 .................................................   0.80%              87     19.586645        1,704       62.20%
   1998 .................................................   0.80%              81     12.075838         978         5.66%

                                                  CONTRACT                        UNIT          CONTRACT          TOTAL
                                               EXPENSE RATE(*)   UNITS          FAIR VALUE    OWNERS' EQUITY      RETURN(**)
                                               ---------------   -----          ----------    --------------      ----------
Credit Suisse Trust - International
Equity Portfolio
   2001                                             0.80%         2,925           10.194751        29,820         -22.90%
   2000                                             0.80%         2,618           13.222451        34,616         -26.48%
   1999                                             0.80%         2,203           17.985801        39,623          52.21%
   1998                                             0.80%         2,250           11.816371        26,587           4.51%
   1997                                             0.80%         2,130           11.306660        24,083          -3.04%

Credit Suisse Trust - Small Cap
Growth Portfolio
   2001                                             0.80%         4,749           17.675000        83,939         -16.68%
   2000                                             0.80%         5,111           21.214019       108,425         -18.76%
   1999                                             0.80%         2,005           26.113570        52,358          67.73%
   1998                                             0.80%         2,529           15.568525        39,373          -3.63%
   1997                                             0.80%         3,363           16.154327        54,327          14.73%

The Dreyfus Socially Responsible
Growth Fund, Inc.
   2001                                             0.80%         7,729           24.776659       191,499         -23.20%
   2000                                             0.80%         9,490           32.259560       306,143         -11.74%
   1999                                             0.80%         4,918           36.549891       179,752          29.04%
   1998                                             0.80%         2,470           28.323603        69,959          28.35%
   1997                                             0.80%         1,942           22.067304        42,855          27.41%

Dreyfus Stock Index Fund
   2001                                             0.80%        21,028           26.351146       554,112         -12.88%
   2000                                             0.80%        20,846           30.248565       630,562         -10.00%
   1999                                             0.80%        20,349           33.609618       683,922          19.64%
   1998                                             0.80%        15,567           28.091438       437,299          27.19%
   1997                                             0.80%        14,960           22.086039       330,407          31.90%

Dreyfus VIF - Appreciation Portfolio
   2001                                             0.80%         4,603           12.938645        59,557         -10.04%
   2000                                             0.80%         3,505           14.382034        50,409          -1.44%
   1999                                             0.80%        17,060           14.591996       248,939          10.57%
   1998                                             0.80%        15,355           13.197284       202,644          29.18%
   1997                                             0.80%         1,021           10.216196        10,431           2.16%  7/14/97

Dreyfus VIF - Growth and
Income Portfolio
   2001                                             0.80%         2,282           13.204070        30,132          -6.60%
   2000                                             0.80%         1,094           14.137245        15,466          -4.54%
   1999                                             0.80%          763            14.810164        11,300          15.95%
   1998                                             0.80%          576            12.772496         7,357          10.92%
   1997                                             0.80%           73            11.514756          841           15.29%

Fidelity(R) VIP - Equity-Income Portfolio:
Initial Class
   2001                                             0.80%         9,677           37.915521       366,908          -5.72%
   2000                                             0.80%        10,090           40.214814       405,767           7.56%
   1999                                             0.80%        10,575           37.388084       395,379           5.48%
   1998                                             0.80%        11,782           35.444796       417,611          10.74%
   1997                                             0.80%        15,527           32.007773       496,985          27.09%

Fidelity(R) VIP - Growth Portfolio:
Initial Class
   2001                                             0.80%        25,393           40.327380      1,024,033        -18.31%
   2000                                             0.80%        30,430           49.366480      1,502,222        -11.69%
   1999                                             0.80%        20,570           55.899014      1,149,843         36.34%
   1998                                             0.80%        15,280           40.998916       626,463          38.38%
   1997                                             0.80%        14,055           29.627929       416,421          22.50%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                 CONTRACT                      UNIT             CONTRACT          TOTAL
                                               EXPENSE RATE(*)       UNITS   FAIR VALUE      OWNERS' EQUITY       RETURN(**)
                                               ---------------       -----   ----------      --------------       ----------
Fidelity(R) VIP - High Income Portfolio:
Initial Class
   2001 ......................................       0.80%           2,732     18.882734           51,588         -12.44%
   2000 ......................................       0.80%           2,747     21.565326           59,240         -23.09%
   1999 ......................................       0.80%           3,951     28.039263          110,783           7.29%
   1998 ......................................       0.80%           2,138     26.133234           55,873          -5.09%
   1997 ......................................       0.80%           2,126     27.535006           58,539          16.73%

Fidelity(R) VIP - Overseas Portfolio:
Initial Class
   2001 ......................................       0.80%           2,382     16.843777           40,122         -21.80%
   2000 ......................................       0.80%           2,074     21.539183           44,672         -19.75%
   1999 ......................................       0.80%           1,611     26.840170           43,240          41.49%
   1998 ......................................       0.80%           1,151     18.969496           21,834          11.85%
   1997 ......................................       0.80%           1,025     16.959418           17,383          10.67%

Fidelity(R) VIP II - Asset Manager
Portfolio: Initial Class
   2001 ......................................       0.80%           3,216     24.805237           79,774          -4.86%
   2000 ......................................       0.80%           3,341     26.071970           87,106          -4.69%
   1999 ......................................       0.80%           3,448     27.355020           94,320          10.21%
   1998 ......................................       0.80%           3,841     24.821550           95,340          14.13%
   1997 ......................................       0.80%           5,568     21.747656          121,091          19.69%

Fidelity(R) VIP II - Contrafund Portfolio:
Initial Class
   2001 ......................................       0.80%          31,348     21.083066          660,912         -12.95%
   2000 ......................................       0.80%          31,245     24.218904          756,720          -7.36%
   1999 ......................................       0.80%          25,860     26.143948          676,082          23.26%
   1998 ......................................       0.80%          23,039     21.209617          488,648          28.94%
   1997 ......................................       0.80%          21,431     16.448700          352,512          23.15%

Fidelity(R) VIP III - Growth Opportunities
Portfolio:Initial Class
   2001 ......................................       0.80%           1,098      9.787292           10,746         -15.11%
   2000 ......................................       0.80%           1,487     11.528985           17,144         -17.72%
   1999 ......................................       0.80%             920     14.012663           12,892           3.44%
   1998 ......................................       0.80%             596     13.546531            8,074          23.62%

Nationwide(R) SAT - Capital Appreciation
Fund Class I
   2001 ......................................       0.80%         205,499     17.022307         3,498,067        -28.71%
   2000 ......................................       0.80%         209,596     23.877962         5,004,725        -27.12%
   1999 ......................................       0.80%         237,180     32.761545         7,770,383          3.45%
   1998 ......................................       0.80%         252,268     31.669989         7,989,325         28.93%
   1997 ......................................       0.80%         252,861     24.563746         6,211,213         33.42%

Nationwide(R) SAT - Government Bond
Fund Class I
   2001 ......................................       0.80%          90,403     20.807253         1,881,038         6.40%
   2000 ......................................       0.80%          84,317     19.556523         1,648,947        11.65%
   1999 ......................................       0.80%          97,069     17.516435         1,700,303        -3.13%
   1998 ......................................       0.80%         109,393     18.081576         1,977,998         8.04%
   1997 ......................................       0.80%          97,797     16.735906         1,636,721         8.79%

Nationwide(R) SAT - Money Market
Fund Class I
   2001 ......................................       0.80%          53,446     14.974957          800,352          2.77%
   2000 ......................................       0.80%          44,405     14.571330          647,040          5.18%
   1999 ......................................       0.80%          38,841     13.853330          538,077          4.01%
   1998 ......................................       0.80%          24,405     13.319323          325,058          4.43%
   1997 ......................................       0.80%          27,608     12.754301          352,121          4.42%


                                                    CONTRACT                   UNIT          CONTRACT            TOTAL
                                                  EXPENSE RATE(*)   UNITS    FAIR VALUE    OWNERS' EQUITY       RETURN(**)
                                                  ---------------   -----    ----------    --------------       ----------
Nationwide(R) SAT - Nationwide(R) Small
Cap Value Fund Class I
   2001 ........................................       0.80%        13,864     15.235359        211,223          27.25%
   2000 ........................................       0.80%         6,867     11.972833         82,217          10.32%
   1999 ........................................       0.80%         3,128     10.852975         33,948          26.82%

Nationwide(R) SAT - Nationwide(R) Small
Company Fund Class I
   2001 ........................................       0.80%         9,305     23.188796        215,772          -7.45%
   2000 ........................................       0.80%         9,383     25.056031        235,101           8.03%
   1999 ........................................       0.80%         3,052     23.192622         70,784          42.87%
   1998 ........................................       0.80%         2,608     16.233001         42,336           0.20%
   1997 ........................................       0.80%         3,751     16.199871         60,766          16.41%

Nationwide(R) SAT - Total Return
Fund Class I
   2001 ........................................       0.80%       418,936     29.801440      12,484,896        -12.53%
   2000 ........................................       0.80%       447,240     34.069071      15,237,051         -2.90%
   1999 ........................................       0.80%       533,407     35.085217      18,714,700          6.09%
   1998 ........................................       0.80%       574,062     33.070880      18,984,736         17.13%
   1997 ........................................       0.80%       576,775     28.233403      16,284,321         28.40%

Neuberger Berman AMT - Balanced Portfolio
   2001 ........................................       0.80%        51,942     21.347054       1,108,809        -14.05%
   2000 ........................................       0.80%        55,909     24.837871       1,388,661         -5.31%
   1999 ........................................       0.80%        65,636     26.229633       1,721,608         32.50%
   1998 ........................................       0.80%        72,841     19.795868       1,441,951         11.28%
   1997 ........................................       0.80%        78,124     17.788645       1,389,720         18.50%

Neuberger Berman AMT - Growth Portfolio
   2001 ........................................       0.80%         7,625     22.896752        174,588         -30.92%
   2000 ........................................       0.80%         8,236     33.145055        272,983         -12.36%
   1999 ........................................       0.80%         2,782     37.818375        105,211          49.20%
   1998 ........................................       0.80%         2,465     25.347646         62,482          14.61%
   1997 ........................................       0.80%         2,617     22.117203         57,881          27.98%

Neuberger Berman AMT - Guardian Portfolio
   2001 ........................................       0.80%         3,152     10.409898         32,812          -2.30%
   2000 ........................................       0.80%         1,182     10.654639         12,594           0.33%
   1999 ........................................       0.80%          123      10.619652          1,306          14.02%
   1998 ........................................       0.80%           55       9.314041           512            -6.86%  5/1/98

Neuberger Berman AMT - Limited Maturity
Bond Portfolio
   2001 ........................................       0.80%          200      17.101800          3,420          7.91%
   2000 ........................................       0.80%          209      15.848178          3,312          5.94%
   1999 ........................................       0.80%          271      14.959827          4,054          0.67%
   1998 ........................................       0.80%          755      14.860392         11,220          3.56%
   1997 ........................................       0.80%          698      14.349688         10,016          5.89%

Neuberger Berman AMT - Partners Portfolio
   2001 ........................................       0.80%         4,637     24.119941        111,844          -3.61%
   2000 ........................................       0.80%         4,486     25.022294        112,250          -0.10%
   1999 ........................................       0.80%         5,137     25.046437        128,664           6.51%
   1998 ........................................       0.80%         5,490     23.514569        129,095           3.38%
   1997 ........................................       0.80%         5,889     22.746051        133,951          30.21%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                              CONTRACT                     UNIT              CONTRACT        TOTAL
                                            EXPENSE RATE(*)      UNITS   FAIR VALUE       OWNERS' EQUITY    RETURN(**)
                                              -------------      -----   ----------       --------------    ----------
Oppenheimer Bond Fund/VA
   2001 ....................................    0.80%             582     19.904727           11,585         6.92%
   2000 ....................................    0.80%             563     18.615856           10,481         5.26%
   1999 ....................................    0.80%             263     17.686402            4,652        -2.30%
   1998 ....................................    0.80%             621     18.103341           11,242         5.95%
   1997 ....................................    0.80%             239     17.086434            4,084         8.38%

Oppenheimer Capital Appreciation Fund/VA
   2001 ....................................    0.80%          20,403     15.509895          316,448        -13.28%
   2000 ....................................    0.80%          18,201     17.884539          325,516         -1.02%
   1999 ....................................    0.80%           4,757     18.069110           85,955         40.53%
   1998 ....................................    0.80%             744     12.857977            9,566         23.01%
   1997 ....................................    0.80%              48     10.452595             502            4.53%  7/14/97

Oppenheimer Global Securities Fund/VA
   2001 ....................................    0.80%           7,188     26.520512          190,629        -12.74%
   2000 ....................................    0.80%           7,110     30.393395          216,097          4.26%
   1999 ....................................    0.80%           6,515     29.152831          189,931         57.22%
   1998 ....................................    0.80%           3,715     18.542353           68,885         13.20%
   1997 ....................................    0.80%           3,451     16.380762           56,530         21.45%

Oppenheimer Multiple Strategies Fund/VA
   2001 ....................................    0.80%           1,227     26.951432           33,069         1.40%
   2000 ....................................    0.80%           1,909     26.579650           50,741         5.59%
   1999 ....................................    0.80%             433     25.171538           10,899        10.91%
   1998 ....................................    0.80%             394     22.696024            8,942         5.80%
   1997 ....................................    0.80%             360     21.450954            7,722        16.29%

Strong Opportunity Fund II, Inc.
   2001 ....................................    0.80%           3,893     40.890795          159,188        -4.48%
   2000 ....................................    0.80%           4,133     42.709091          176,517         5.51%
   1999 ....................................    0.80%           4,055     40.478200          164,139        33.83%
   1998 ....................................    0.80%           4,485     30.245312          135,650        12.64%
   1997 ....................................    0.80%           4,286     26.851737          115,087        24.46%

Strong VIF - Strong Discovery Fund II
   2001 ....................................    0.80%           1,571     21.646818           34,007         3.25%
   2000 ....................................    0.80%           1,659     20.965624           34,782         3.57%
   1999 ....................................    0.80%           1,306     20.243703           26,438         4.25%
   1998 ....................................    0.80%             972     19.418031           18,874         6.41%
   1997 ....................................    0.80%           1,759     18.249145           32,100        10.50%

Strong VIF - Strong International Stock Fund II
   2001                                         0.80%           1,746      7.816872           13,648       -22.76%
   2000 ....................................    0.80%           1,619     10.120684           16,385       -40.00%
   1999 ....................................    0.80%           6,083     16.868902          102,614        85.71%
   1998 ....................................    0.80%           1,368      9.083353           12,426        -5.54%
   1997 ....................................    0.80%           1,233      9.615755           11,856       -14.21%

UIF - Emerging Markets Debt Portfolio
   2001 ....................................    0.80%             375     10.822665            4,058         9.22%
   2000 ....................................    0.80%              88      9.909218             872         10.50%
   1999 ....................................    0.80%              80      8.967304             717         28.35%


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


                                                           CONTRACT                      UNIT            CONTRACT         TOTAL
                                                          EXPENSE RATE(*)   UNITS      FAIR VALUE      OWNERS' EQUITY    RETURN(**)
                                                          ---------------   -----      ----------      --------------    ----------
UIF - U.S.Real Estate Portfolio
   2001 ...............................................      0.80%           3,039     21.092541          64,100          8.96%
   2000 ...............................................      0.80%           2,197     19.357784          42,529          4.08%
   1999 ...............................................      0.80%             857     15.237208          13,058          -4.14%
   1998 ...............................................      0.80%           1,312     15.895654          20,855         -12.33%
   1997 ...............................................      0.80%           1,156     18.130321          20,959          20.51%

Van Eck WIT - Worldwide Bond Fund

   2001 ...............................................      0.80%              96     13.323421           1,279          -5.86%
   2000 ...............................................      0.80%             127     14.152095           1,797          1.06%
   1999 ...............................................      0.80%             120     14.003753           1,680          -8.56%
   1998 ...............................................      0.80%             116     15.314274           1,776          11.86%
   1997 ...............................................      0.80%             117     13.690999           1,602          1.57%

Van Eck WIT - Worldwide Emerging Markets Fund
   2001 ...............................................      0.80%           5,131      6.445985          33,074          -2.60%
   2000 ...............................................      0.80%           4,564      6.617911          30,204         -42.33%
   1999 ...............................................      0.80%           2,253     11.474995          25,853          98.69%
   1998 ...............................................      0.80%             721      5.775322           4,164         -34.66%
   1997 ...............................................      0.80%             992      8.838307           8,768         -12.31%

Van Eck WIT - Worldwide Hard Assets Fund
   2001 ...............................................      0.80%             204     14.394005           2,936         -11.16%
   2000 ...............................................      0.80%             291     16.202633           4,715          10.52%
   1999 ...............................................      0.80%             388     14.660557           5,688          20.04%
   1998 ...............................................      0.80%             448     12.213207           5,472         -31.52%
   1997 ...............................................      0.80%             904     17.834480          16,122          -2.46%

Total Contract Owners' Equity by Year

   2001 ...........................................................................................  $25,242,335

   2000 ...........................................................................................  $30,326,991

   1999 ...........................................................................................  $35,759,604

   1998 ...........................................................................................  $34,839,835

   1997 ...........................................................................................  $29,310,606



* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

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                                       41

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                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide VLI Separate Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
February 20, 2002


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

NATIONWIDE LIFE INSURANCE COMPANY
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